           AS FILED WITH THE SECURITIES AND EXCHANGE ON MARCH 27, 2007

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-08261

                              MEMBERS MUTUAL FUNDS
               (Exact name of registrant as specified in charter)

                             5910 Mineral Point Road
                                Madison, WI 53705
                     (Name and address of agent for service)

        Registrant's telephone number including area code: (608) 238-5851

Date of fiscal year end: October 31

Date of reporting period: January 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

                                                 (MEMBERS(TM) MUTUAL FUNDS LOGO)


MEMBERS(R) MUTUAL FUNDS

Quarterly Portfolio Holdings Report

January 31, 2007

CONSERVATIVE ALLOCATION FUND

MODERATE ALLOCATION FUND

AGGRESSIVE ALLOCATION FUND

CASH RESERVES FUND

BOND FUND

HIGH INCOME FUND

DIVERSIFIED INCOME FUND

LARGE CAP VALUE FUND

LARGE CAP GROWTH FUND

MID CAP VALUE FUND

MID CAP GROWTH FUND

SMALL CAP VALUE FUND

SMALL CAP GROWTH FUND

INTERNATIONAL STOCK FUND

THIS MATERIAL IS FOR REPORTING PURPOSES ONLY AND SHALL NOT BE USED IN CONNECTION WITH A SOLICITATION, OFFER OR ANY PROPOSED SALE OR PURCHASE OF SECURITIES UNLESS PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
PORTFOLIO OF INVESTMENTS
   Conservative Allocation Fund .........................................     1
   Moderate Allocation Fund .............................................     2
   Aggressive Allocation Fund ...........................................     3
   Cash Reserves Fund ...................................................     4
   Bond Fund ............................................................     5
   High Income Fund .....................................................     9
   Diversified Income Fund (formerly Balanced Fund)......................    14
   Large Cap Value Fund .................................................    19
   Large Cap Growth Fund ................................................    21
   Mid Cap Value Fund ...................................................    23
   Mid Cap Growth Fund ..................................................    26
   Small Cap Value Fund .................................................    28
   Small Cap Growth Fund ................................................    30
   International Stock Fund .............................................    33
NOTES TO PORTFOLIOS OF INVESTMENTS ......................................    37
OTHER INFORMATION .......................................................    42

CONSERVATIVE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                         Value
   Shares                                                              (Note 1)
   ------                                                             ----------
INVESTMENT COMPANIES - 99.42%
              ALTERNATIVE ASSET CLASSES - 6.63%
      7,479   Cohen & Steers Institutional Realty Shares, Inc.        $  462,070
                                                                      ----------
              DEBT SECURITIES - 53.27%
     72,111   Dodge & Cox Income Fund                                    907,879
    160,486   MEMBERS Bond Fund Class Y (R)                            1,572,765
     43,311   MEMBERS High Income Fund Class Y (R)                       323,530
     87,692   Western Asset Intermediate Bond Portfolio                  907,616
                                                                      ----------
                                                                       3,711,790
                                                                      ----------
              EQUITY SECURITIES - 22.87%
     49,547   MEMBERS Large Cap Growth Fund Class Y (R)*                 759,550
     36,819   MEMBERS Large Cap Value Fund Class Y (R)                   589,472
     37,024   MEMBERS Mid Cap Growth Fund Class Y (R)*                   244,361
                                                                      ----------
                                                                       1,593,383
                                                                      ----------
              FOREIGN SECURITIES - 4.87%
     22,726   MEMBERS International Stock Fund Class Y (R)               339,520
                                                                      ----------
              MONEY MARKET SECURITIES - 11.78%
    803,994   MEMBERS Cash Reserves Fund Class Y (R)                     803,994
     16,692   SSgA Prime Money Market Fund                                16,692
                                                                      ----------
                                                                         820,686
                                                                      ----------
              TOTAL INVESTMENT COMPANIES
              (Cost $6,800,973**)                                      6,927,449
                                                                      ----------
NET OTHER ASSETS AND LIABILITIES - 0.58%                                  40,192
                                                                      ----------
TOTAL NET ASSETS - 100.00%                                            $6,967,641
                                                                      ==========

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $6,805,120.

(R)  Affiliated Company (see note 6).

              See accompanying Notes to Portfolios of Investments.

MODERATE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
   Shares                                                              (Note 1)
   ------                                                            -----------
INVESTMENT COMPANIES - 99.71%
              ALTERNATIVE ASSET CLASSES - 5.18%
     23,475   Cohen & Steers Institutional Realty Shares, Inc.       $ 1,450,260
                                                                     -----------
              DEBT SECURITIES - 28.08%
    279,682   MEMBERS Bond Fund Class Y (R)                            2,740,888
    248,519   MEMBERS High Income Fund Class Y (R)                     1,856,438
    315,797   Western Asset Intermediate Bond Portfolio                3,268,495
                                                                     -----------
                                                                       7,865,821
                                                                     -----------
              EQUITY SECURITIES - 47.00%
     53,607   Columbia Funds Series Trust - Columbia
              Marsico Focused Equities Fund, Class Z *                 1,250,119
    201,165   MEMBERS Large Cap Growth Fund Class Y (R)*               3,083,867
    194,269   MEMBERS Large Cap Value Fund Class Y (R)                 3,110,249
    322,803   MEMBERS Mid Cap Growth Fund Class Y (R)*                 2,130,499
     96,550   MEMBERS Mid Cap Value Fund Class Y (R)                   1,292,809
    128,097   MEMBERS Small Cap Growth Fund Class Y (R)*               1,309,154
     96,601   MEMBERS Small Cap Value Fund Class Y (R)*                  987,266
                                                                     -----------
                                                                      13,163,963
                                                                     -----------
              FOREIGN SECURITIES - 14.52%
    229,304   MEMBERS International Stock Fund Class Y (R)             3,425,802
      8,300   Vanguard Emerging Markets ETF                              642,835
                                                                     -----------
                                                                       4,068,637
                                                                     -----------
              MONEY MARKET SECURITIES - 4.93%
  1,380,330   MEMBERS Cash Reserves Fund Class Y (R)                   1,380,330
      1,559   SSgA Prime Money Market Fund                                 1,559
                                                                     -----------
                                                                       1,381,889
                                                                     -----------
              TOTAL INVESTMENT COMPANIES
              (Cost $27,279,501**)                                    27,930,570
                                                                     -----------
NET OTHER ASSETS AND LIABILITIES - 0.29%                                  80,396
                                                                     -----------
TOTAL NET ASSETS - 100.00%                                           $28,010,966
                                                                     ===========

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $27,392,546.

(R)  Affiliated Company (see note 6).

ETF  Exchange Traded Fund.

              See accompanying Notes to Portfolios of Investments.

AGGRESSIVE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                         Value
   Shares                                                              (Note 1)
   ------                                                             ----------
INVESTMENT COMPANIES - 99.88%
              ALTERNATIVE ASSET CLASSES - 4.20%
      5,466   Cohen & Steers Institutional Realty Shares, Inc.        $  337,677
                                                                      ----------
              EQUITY SECURITIES - 67.11%
     20,156   Columbia Funds Series Trust - Columbia
              Marsico Focused Equities Fund, Class Z *                   470,048
     73,368   MEMBERS Large Cap Growth Fund Class Y (R)*               1,124,733
     70,134   MEMBERS Large Cap Value Fund Class Y (R)                 1,122,842
    128,238   MEMBERS Mid Cap Growth Fund Class Y (R)*                   846,370
     50,577   MEMBERS Mid Cap Value Fund Class Y (R)                     677,226
     57,275   MEMBERS Small Cap Growth Fund Class Y (R)*                 585,350
     55,769   MEMBERS Small Cap Value Fund Class Y (R)*                  569,964
                                                                      ----------
                                                                       5,396,533
                                                                      ----------
              FOREIGN SECURITIES - 28.33%
    122,896   MEMBERS International Stock Fund Class Y (R)             1,836,065
      5,700   Vanguard Emerging Markets ETF                              441,465
                                                                      ----------
                                                                       2,277,530
                                                                      ----------
              MONEY MARKET SECURITY - 0.24%
     19,381   SSgA Prime Money Market Fund                                19,381
                                                                      ----------
              TOTAL INVESTMENT COMPANIES
              (Cost $7,748,983**)                                      8,031,121
                                                                      ----------
NET OTHER ASSETS AND LIABILITIES - 0.12%                                   9,783
                                                                      ----------
TOTAL NET ASSETS - 100.00%                                            $8,040,904
                                                                      ==========

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $7,815,362.

(R)  Affiliated Company (see note 6).

ETF  Exchange Traded Fund.

              See accompanying Notes to Portfolios of Investments.

CASH RESERVES FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
 Per Value                                                             (Note 1)
 ---------                                                           -----------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 81.05%
              FEDERAL AGRICULTURAL MORTGAGE CORP. (A) - 7.68%
 $  150,000   5.145%, due 03/01/07                                   $   149,400
    750,000   5.140%, due 03/27/07                                       744,217
    650,000   5.141%, due 04/05/07                                       644,152
                                                                     -----------
                                                                       1,537,769
                                                                     -----------
              FEDERAL FARM CREDIT BANK (A) - 14.09%
    450,000   5.120%, due 02/08/07                                       449,552
    650,000   5.130%, due 02/16/07                                       648,611
    131,000   5.140%, due 02/23/07                                       130,589
    300,000   5.160%, due 02/23/07                                       299,054
    350,000   5.120%, due 02/27/07                                       348,706
    175,000   5.130%, due 02/28/07                                       174,327
    259,000   5.145%, due 03/14/07                                       257,482
    209,000   5.120%, due 04/27/07                                       206,473
    310,000   5.100%, due 05/09/07                                       305,740
                                                                     -----------
                                                                       2,820,534
                                                                     -----------
              FEDERAL HOME LOAN BANK - 19.26%
    171,000   5.200%, due 02/02/07 (A)                                   170,975
    900,000   5.145%, due 02/14/07 (A)                                   898,328
    363,000   5.140%, due 03/09/07 (A)                                   361,134
    339,000   5.140%, due 03/14/07 (A)                                   337,016
    100,000   5.183%, due 03/14/07 (A)                                    99,410
    500,000   5.140%, due 03/16/07 (A)                                   496,930
    400,000   4.000%, due 04/05/07                                       399,075
    500,000   5.090%, due 05/11/07 (A)                                   493,001
    600,000   5.350%, due 11/15/07                                       600,000
                                                                     -----------
                                                                       3,855,869
                                                                     -----------
              FEDERAL HOME LOAN MORTGAGE CORP. - 24.19%
    500,000   5.180%, due 02/02/07 (A)                                   499,928
    210,000   5.160%, due 02/05/07 (A)                                   209,880
    800,000   5.150%, due 02/22/07 (A)                                   797,597
    750,000   4.850%, due 02/27/07                                       749,729
    200,000   5.070%, due 02/28/07 (A)                                   199,239
    900,000   4.875%, due 03/15/07                                       899,691
    750,000   5.130%, due 04/30/07 (A)                                   740,595
    250,000   5.121%, due 05/01/07 (A)                                   246,835
    500,000   5.250%, due 05/16/07                                       499,772
                                                                     -----------
                                                                       4,843,266
                                                                     -----------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION (A) - 15.83%
    600,000   5.140%, due 02/01/07                                       600,000
    325,000   5.150%, due 02/14/07                                       324,396
    137,000   5.085%, due 02/16/07                                       136,710
    750,000   5.140%, due 02/20/07                                       747,965
    325,000   5.170%, due 02/28/07                                       323,740
    300,000   5.135%, due 03/07/07                                       298,545
    750,000   5.119%, due 05/09/07                                       739,655
                                                                     -----------
                                                                       3,171,011
                                                                     -----------
              TOTAL U.S. GOVERNMENT AND
              AGENCY OBLIGATIONS
              (Cost $16,228,449)                                      16,228,449
                                                                     -----------

                                                                        Value
   Shares                                                              (Note 1)
   ------                                                            -----------
INVESTMENT COMPANIES - 8.26%
    844,598   J.P. Morgan Prime Money Market Fund                    $   844,598
    809,633   SSgA Prime Money Market Fund                               809,633
                                                                     -----------
              TOTAL INVESTMENT COMPANIES
              (Cost $1,654,231)                                        1,654,231
                                                                     -----------

 Per Value
 ---------
SHORT-TERM INVESTMENTS - 10.49%
              REPURCHASE AGREEMENTS - 10.49%
$ 1,000,000   Repurchase Agreement dated 01/31/07,
              5.130% due 02/01/07 with Merrill Lynch
              collateralized by $1,030,000 of Federal
              Farm Credit Bank Discount Note 0.000%
              due 03/26/07; value $1,022,251;
              repurchase proceeds: $1,000,143                          1,000,000

  1,100,000   Repurchase Agreement dated 01/26/07,
              5.230% due 02/02/07 with Merrill Lynch
              collateralized by $1,135,000 of Federal
              Home Loan Bank Discount Note 0.000%
              due 04/11/07; value $1,123,877;
              repurchase proceeds: $1,101,119                          1,100,000
                                                                     -----------
              TOTAL SHORT-TERM INVESTMENTS
              (Cost $2,100,000)                                        2,100,000
                                                                     -----------
TOTAL INVESTMENTS - 99.80%
(Cost $19,982,680**)                                                  19,982,680
                                                                     -----------
NET OTHER ASSETS AND LIABILITIES - 0.20%                                  40,509
                                                                     -----------
TOTAL NET ASSETS - 100.00%                                           $20,023,189
                                                                     ===========

----------
**   Aggregate cost for Federal tax purposes was $19,982,680.

(A)  Rate noted represents annualized yield at time of purchase.

              See accompanying Notes to Portfolios of Investments.

BOND FUND PORTFOLIO OF INVERSTMENTS (UNAUDITED)

                                                                        Value
 Per Value                                                            (Note 1)
 ---------                                                          ------------
ASSET BACKED - 5.71%
$    62,098   ABSC Long Beach Home Equity Loan Trust,
              Series 2000-LB1, Class AF5 (M)
              8.550%, due 09/21/30                                  $     61,901
    300,000   Ameriquest Mortgage Securities, Inc.,
              Series 2004-FR1, Class M2 (M)
              5.207%, due 05/25/34                                       293,395
    464,137   Countrywide Asset-Backed Certificates,
              Series 2003-S1, Class A4 (M)
              5.009%, due 12/25/32                                       462,286
    560,000   GMAC Mortgage Corp. Loan Trust,
              Series 2004-HE2, Class M1
              3.950%, due 10/25/33                                       549,608
    407,981   Green Tree Financial Corp.,
              Series 1998-2, Class A6
              6.810%, due 12/01/27                                       417,852
    772,000   GSAMP Trust,
              Series 2006-S5, Class M5 (M)
              7.488%, due 09/25/36                                       697,602
  1,500,000   New Century Home Equity Loan Trust,
              Series 2003-5, Class AI5
              5.500%, due 11/25/33                                     1,494,293
    580,000   Park Place Securities, Inc.,
              Series 2004-WWF1, Class M10 (G)(M)
              7.820%, due 12/25/34                                       582,032
    613,999   Residential Asset Mortgage Products, Inc.,
              Series 2003-RS9, Class AI5
              4.990%, due 03/25/31                                       609,963
    315,000   Soundview Home Equity Loan Trust,
              Series 2005-B, Class M6 (M)
              6.175%, due 05/25/35                                       312,160
    440,000   Wells Fargo Home Equity Trust,
              Series 2004-2, Class M8A (C)(G)
              8.320%, due 05/25/34                                       433,571
                                                                    ------------
              TOTAL ASSET BACKED
              (Cost $6,002,387)                                        5,914,663
                                                                    ------------
COMMERCIAL MORTGAGE BACKED - 10.70%
    468,516   Bear Stearns Commercial Mortgage Securities,
              Series 2001-TOP4, Class A1
              5.060%, due 11/15/16                                       464,662
    640,000   Bear Stearns Commercial Mortgage Securities,
              Series 2003-T10, Class E (C)(G)
              5.540%, due 03/13/40                                       635,011
    471,708   Bear Stearns Commercial Mortgage Securities,
              Series 2004-T16, Class A2
              3.700%, due 02/13/46                                       459,092
    525,000   Bear Stearns Commercial Mortgage Securities,
              Series 2004-T16, Class A6 (G)
              4.750%, due 02/13/46                                       501,076
    325,000   Bear Stearns Commercial Mortgage Securities,
              Series 2005-T20, Class F (C)(G)
              5.155%, due 10/12/42                                       312,370
  1,100,000   Government National Mortgage Association,
              Series 2004-43, Class C (G)
              5.008%, due 12/16/25                                     1,077,656

                                                                        Value
 Per Value                                                            (Note 1)
 ---------                                                          ------------
COMMERCIAL MORTGAGE BACKED (CONTINUED)
$ 1,200,000   Greenwich Capital Commercial Funding Corp.,
              Series 2004-GG1, Class A7 (G)
              5.317%, due 06/10/36                                  $  1,187,746
  1,000,000   LB-UBS Commercial Mortgage Trust,
              Series 2004-C1, Class A2
              3.624%, due 01/15/29                                       961,735
    800,000   LB-UBS Commercial Mortgage Trust,
              Series 2004-C8, Class A6 (G)
              4.799%, due 12/15/29                                       765,802
  1,150,000   Morgan Stanley Capital I,
              Series 2004-HQ4, Class A7
              4.970%, due 04/14/40                                     1,111,257
    500,000   Morgan Stanley Capital I,
              Series 2004-T13, Class A3
              4.390%, due 09/13/45                                       477,402
    910,000   Morgan Stanley Capital I,
              Series 2006-IQ12, Class ANM
              5.310%, due 12/15/43                                       899,134
    330,000   Multi Security Asset Trust,
              Series 2005-RR4A, Class J (C)
              5.880%, due 11/28/35                                       293,618
    695,501   Wachovia Bank Commercial Mortgage Trust,
              Series 2003-C6, Class A1
              3.364%, due 08/15/35                                       678,162
  1,295,000   Wachovia Bank Commerical Mortgage Trust,
              Series 2003-C8, Class A2
              3.894%, due 11/15/35                                     1,260,885
                                                                    ------------
              TOTAL COMMERCIAL MORTGAGE BACKED
              (Cost $11,301,820)                                      11,085,608
                                                                    ------------
PRIVATE LABEL MORTGAGE BACKED - 2.73%
    969,757   Banc of America Alternative Loan Trust,
              Series 2005-12, Class 3CB1
              6.000%, due 01/25/36                                       969,824
  1,863,143   Banc of America Alternative Loan Trust,
              Series 2006-3, Class 2CB1
              6.000%, due 04/25/36                                     1,863,231
                                                                    ------------
              TOTAL PRIVATE LABEL MORTGAGE BACKED
              (Cost $2,803,720)                                        2,833,055
                                                                    ------------
CORPORATE NOTES AND BONDS - 23.07%
              CONSUMER DISCRETIONARY - 2.13%
    750,000   American Association of Retired Persons (C)
              7.500%, due 05/01/31                                       909,989
    700,000   Carnival Corp. (D)
              3.750%, due 11/15/07                                       691,041
    575,000   Erac USA Finance Co. (C)
              6.700%, due 06/01/34                                       606,549
                                                                    ------------
                                                                       2,207,579
                                                                    ------------

              See accompanying Notes to Portfolios of Investments.

BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
 Per Value                                                            (Note 1)
 ---------                                                          ------------
CORPORATE NOTES AND BONDS (CONTINUED)
              CONSUMER STAPLES - 1.06%
$   750,000   Coca-Cola Enterprises, Inc. (O)
              4.375%, due 09/15/09                                  $    733,959
    365,000   Diageo Capital PLC (D)(O)
              5.500%, due 09/30/16                                       360,496
                                                                    ------------
                                                                       1,094,455
                                                                    ------------
              ENERGY - 1.18%
    240,000   Hess Corp.
              7.875%, due 10/01/29                                       279,452
    400,000   Pemex Project Funding Master Trust (O)
              7.375%, due 12/15/14                                       433,000
    450,000   Valero Energy Corp. (O)
              7.500%, due 04/15/32                                       510,232
                                                                    ------------
                                                                       1,222,684
                                                                    ------------
              FINANCE - 4.85%
    500,000   AIG SunAmerica Global Financing XII (C)
              5.300%, due 05/30/07                                       499,828
    500,000   American General Finance Corp., Series H
              4.625%, due 09/01/10                                       485,889
    500,000   Bear Stearns Cos., Inc.
              7.800%, due 08/15/07                                       506,320
    500,000   CIT Group, Inc.
              7.375%, due 04/02/07                                       501,540
    290,000   GE Insurance Solutions Corp.
              7.000%, due 02/15/26                                       319,791
    330,000   GE Insurance Solutions Corp.
              7.750%, due 06/15/30                                       397,242
    750,000   Goldman Sachs Group, Inc.
              5.700%, due 09/01/12                                       760,098
    750,000   HSBC Finance Corp.
              6.500%, due 11/15/08                                       764,598
    270,000   Simon Property Group L.P.
              5.875%, due 03/01/17                                       273,776
    500,000   U.S. Bank N.A. (O)
              6.300%, due 02/04/14                                       523,554
                                                                    ------------
                                                                       5,032,636
                                                                    ------------
              FORESTRY/PAPER - 0.36%
    325,000   Westvaco Corp.
              8.200%, due 01/15/30                                       369,218
                                                                    ------------
              HEALTH CARE - 1.40%
    500,000   Eli Lilly & Co. (O)
              6.570%, due 01/01/16                                       535,150
    325,000   Genentech, Inc.
              5.250%, due 07/15/35                                       299,383
    345,000   Merck & Co., Inc. (O)
              6.400%, due 03/01/28                                       363,915
    230,000   Wyeth
              6.500%, due 02/01/34                                       248,191
                                                                    ------------
                                                                       1,446,639
                                                                    ------------
              INDUSTRIALS - 5.06%
    240,000   Boeing Co.
              8.625%, due 11/15/31                                       327,320
    215,000   D.R. Horton, Inc.
              5.250%, due 02/15/15                                       201,972

                                                                        Value
 Per Value                                                            (Note 1)
 ---------                                                          ------------
              INDUSTRIALS (CONTINUED)
$   500,000   DaimlerChrysler NA Holding Corp.
              4.750%, due 01/15/08                                  $    495,744
  1,000,000   Dow Chemical Co.
              5.750%, due 12/15/08                                     1,005,334
    800,000   General Electric Co.
              5.000%, due 02/01/13                                       787,003
    250,000   General Motors Acceptance Corp. LLC (O)
              6.125%, due 08/28/07                                       250,070
    500,000   General Motors Acceptance Corp. LLC
              7.250%, due 03/02/11                                       514,343
    215,000   Pulte Homes, Inc. (O)
              5.200%, due 02/15/15                                       204,158
    192,000   Raytheon Co.
              4.500%, due 11/15/07                                       190,493
    235,000   Waste Management, Inc.
              7.125%, due 12/15/17                                       256,244
    500,000   Weyerhaeuser Co.
              6.875%, due 12/15/33                                       499,716
    525,000   WM Wrigley Jr. Co.
              4.300%, due 07/15/10                                       507,952
                                                                    ------------
                                                                       5,240,349
                                                                    ------------
              MEDIA - 0.94%
    450,000   Comcast Cable Communications Holdings, Inc.
              8.375%, due 03/15/13                                       512,736
    455,000   Rogers Cable, Inc. (D)
              6.250%, due 06/15/13                                       455,569
                                                                    ------------
                                                                         968,305
                                                                    ------------
              PIPELINE - 0.33%
    345,000   KN Energy, Inc. (O)
              7.250%, due 03/01/28                                       342,216
                                                                    ------------
              TELECOMMUNICATIONS - 1.27%
    400,000   Cisco Systems, Inc.
              5.500%, due 02/22/16                                       399,142
    445,000   Sprint Nextel Corp.
              6.000%, due 12/01/16                                       432,624
    500,000   Vodafone Group PLC (D)
              5.000%, due 12/16/13                                       482,401
                                                                    ------------
                                                                       1,314,167
                                                                    ------------
              TRANSPORTATION - 1.08%
    285,000   Burlington Northern Santa Fe Corp.
              8.125%, due 04/15/20                                       336,752
    359,000   Norfolk Southern Corp.
              5.590%, due 05/17/25                                       340,847
    390,000   Norfolk Southern Corp.
              7.050%, due 05/01/37                                       441,702
                                                                    ------------
                                                                       1,119,301
                                                                    ------------
              UTILITIES - 3.41%
    500,000   Energy East Corp.
              8.050%, due 11/15/10                                       540,808
    550,000   Exelon Corp.
              4.900%, due 06/15/15                                       517,043
    450,000   Illinois Power Co.
              7.500%, due 06/15/09                                       466,818
    435,000   New York State Electric & Gas Corp.
              4.375%, due 11/15/07                                       431,035

              See accompanying Notes to Portfolios of Investments.

BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
 Par Value                                                            (Note 1)
 ---------                                                          ------------
CORPORATE NOTES AND BONDS (CONTINUED)
              UTILITIES (CONTINUED)
$   285,000   Pacific Gas & Electric Co.
              6.050%, due 03/01/34                                  $    285,173
    250,000   Progress Energy, Inc.
              7.750%, due 03/01/31                                       299,354
    200,000   Sierra Pacific Power Co., Series M
              6.000%, due 05/15/16                                       200,345
    750,000   Wisconsin Electric Power Co.
              6.500%, due 06/01/28                                       797,038
                                                                    ------------
                                                                       3,537,614
                                                                    ------------
              TOTAL CORPORATE NOTES AND BONDS
              (Cost $23,854,834)                                      23,895,163
                                                                    ------------
MORTGAGE BACKED - 28.60%
              FEDERAL HOME LOAN MORTGAGE CORP. - 3.84%
    718,445   5.000%, due 05/01/18 Pool # E96322                         703,907
      7,191   8.000%, due 06/01/30 Pool # C01005                           7,555
      8,786   7.000%, due 03/01/31 Pool # C48133                           9,073
    135,613   6.500%, due 01/01/32 Pool # C62333                         138,774
  2,352,643   5.000%, due 07/01/33 Pool # A11325                       2,265,340
    246,477   6.000%, due 10/01/34 Pool # A28439                         247,830
    209,027   6.000%, due 10/01/34 Pool # A28598                         210,175
    215,479   5.000%, due 04/01/35 Pool # A32315                         207,076
    194,048   5.000%, due 04/01/35 Pool # A32316                         186,481
                                                                    ------------
                                                                       3,976,211
                                                                    ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 24.64%
  1,175,980   4.000%, due 04/01/15 Pool # 255719                       1,114,798
    850,162   5.500%, due 04/01/16 Pool # 745444                         849,232
     54,724   6.000%, due 05/01/16 Pool # 582558                          55,408
    771,552   5.500%, due 02/01/18 Pool # 673194                         769,889
    887,764   5.000%, due 05/01/20 Pool # 813965                         868,745
  1,045,105   4.500%, due 09/01/20 Pool # 835465                       1,003,193
     96,628   6.000%, due 05/01/21 Pool # 253847                          97,695
     38,461   7.000%, due 12/01/29 Pool # 762813                          39,653
     81,094   7.000%, due 11/01/31 Pool # 607515                          83,499
    394,970   6.500%, due 03/01/32 Pool # 631377                         403,917
      2,330   7.000%, due 04/01/32 Pool # 641518                           2,397
     39,816   7.000%, due 05/01/32 Pool # 644591                          40,996
  1,087,367   6.500%, due 06/01/32 Pool # 545691                       1,111,998
    356,008   6.000%, due 12/01/32 Pool # 676552                         358,632
  2,072,068   5.500%, due 04/01/33 Pool # 690206                       2,043,231
    993,628   5.000%, due 10/01/33 Pool # 254903                         955,823
  1,563,581   5.500%, due 11/01/33 Pool # 555880                       1,541,820
    151,981   5.000%, due 05/01/34 Pool # 775604                         146,113
    380,588   5.000%, due 05/01/34 Pool # 780890                         365,894
    236,951   5.000%, due 06/01/34 Pool # 255230                         227,803
  1,970,765   5.500%, due 06/01/34 Pool # 780384                       1,942,064
     26,583   7.000%, due 07/01/34 Pool # 792636                          27,325
    377,665   5.500%, due 08/01/34 Pool # 793647                         372,165
  1,611,299   5.500%, due 03/01/35 Pool # 815976                       1,585,750
    702,428   5.500%, due 07/01/35 Pool # 825283                         691,291
  1,002,362   5.000%, due 08/01/35 Pool # 829670                         962,367
    456,222   5.500%, due 08/01/35 Pool # 826872                         448,988
    774,454   5.000%, due 09/01/35 Pool # 820347                         743,552
    799,370   5.000%, due 09/01/35 Pool # 835699                         767,474
  1,013,232   5.000%, due 10/01/35 Pool # 797669                         972,803

                                                                        Value
 Par Value                                                            (Note 1)
 ---------                                                          ------------
MORTGAGE BACKED (CONTINUED)
              FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$ 1,027,491   5.500%, due 10/01/35 Pool # 836912                    $  1,011,198
    876,524   5.000%, due 11/01/35 Pool # 844504                         841,550
  1,027,780   5.000%, due 11/01/35 Pool # 844809                         986,770
  1,069,918   5.000%, due 12/01/35 Pool # 850561                       1,027,228
  1,060,366   6.000%, due 11/01/36 Pool # 902510                       1,066,916
                                                                    ------------
                                                                      25,528,177
                                                                    ------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.12%
     22,331   8.000%, due 10/20/15 Pool # 002995                          23,452
     63,352   6.500%, due 02/20/29 Pool # 002714                          64,935
     41,798   6.500%, due 04/20/31 Pool # 003068                          42,810
                                                                    ------------
                                                                         131,197
                                                                    ------------
              TOTAL MORTGAGE BACKED
              (Cost $30,049,260)                                      29,635,585
                                                                    ------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 22.83%
              FEDERAL FARM CREDIT BANK - 0.51%
    500,000   5.875%, due 10/03/16                                       526,906
                                                                    ------------
              FEDERAL HOME LOAN MORTGAGE CORP. - 2.75%
  2,500,000   4.875%, due 11/15/13                                     2,465,058
    400,000   4.500%, due 01/15/14                                       385,631
                                                                    ------------
                                                                       2,850,689
                                                                    ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.48%
  1,400,000   4.000%, due 09/02/08                                     1,373,204
  1,095,000   4.625%, due 10/15/14                                     1,060,966
  1,000,000   6.625%, due 11/15/30                                     1,170,339
                                                                    ------------
                                                                       3,604,509
                                                                    ------------
              U.S. TREASURY BONDS (O) - 1.62%
  1,245,000   6.250%, due 05/15/30                                     1,460,832
    210,000   5.375%, due 02/15/31                                       221,583
                                                                    ------------
                                                                       1,682,415
                                                                    ------------
              U.S. TREASURY NOTES (O) - 14.47%
  3,000,000   2.250%, due 02/15/07                                     2,996,601
  1,000,000   4.000%, due 08/31/07                                       993,750
  1,040,000   3.000%, due 11/15/07                                     1,023,303
    830,000   3.750%, due 05/15/08                                       817,096
    650,000   3.875%, due 05/15/10                                       631,363
    300,000   3.875%, due 09/15/10                                       290,660
    100,000   4.500%, due 11/15/10                                        98,894
    350,000   4.750%, due 03/31/11                                       349,043
  3,600,000   4.625%, due 12/31/11                                     3,568,219
  2,100,000   4.500%, due 11/15/15                                     2,051,110
  2,200,000   4.625%, due 11/15/16                                     2,165,968
                                                                    ------------
                                                                      14,986,007
                                                                    ------------
              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $23,743,050)                                      23,650,526
                                                                    ------------

              See accompanying Notes to Portfolios of Investments.

BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
 Par Value                                                             (Note 1)
 ---------                                                          ------------
CERTIFICATE OF DEPOSIT - 0.90%
$   933,602   State Street Eurodollar
              2.800%, due 02/01/07                                  $    933,602
                                                                    ------------
              TOTAL CERTIFICATE OF DEPOSIT
              (Cost $933,602)                                            933,602
                                                                    ------------

   Shares
   ------
INVESTMENT COMPANY - 4.46%
  4,623,277   SSgA Prime Money Market Fund                             4,623,277
                                                                    ------------
              TOTAL INVESTMENT COMPANY
              (Cost $4,623,277)                                        4,623,277
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN - 19.56%
 20,265,553   State Street Navigator Securities
              Lending Portfolio (I)                                   20,265,553
                                                                    ------------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN
              (Cost $20,265,553)                                      20,265,553
                                                                    ------------
TOTAL INVESTMENTS - 118.56%
(Cost $123,577,503**)                                                122,837,032
                                                                    ------------
NET OTHER ASSETS AND LIABILITIES - (18.56)%                          (19,226,975)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $103,610,057
                                                                    ============

----------
**   Aggregate cost for Federal tax purposes was $123,685,055.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.92% of total net assets.

(G)  Floating rate or variable rate note. Rate shown is as of January 31, 2007.

(I) Represents investments of cash collateral received in connection with securities lending.

(M) Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

(O)  All (or portion of security) on loan.

PLC  Public Limited Company.

              See accompanying Notes to Portfolios of Investments.

HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
 Par Value                                                             (Note 1)
 ---------                                                           -----------
CORPORATE NOTES AND BONDS - 93.01%
              AEROSPACE/DEFENSE - 1.97%
$   250,000   Alion Science and Technology Corp. (C)(H)
              10.250%, due 02/01/15                                  $   251,875
    250,000   Armor Holdings, Inc.
              8.250%, due 08/15/13                                       261,250
    250,000   Bombardier, Inc. (C)(D)(O)
              8.000%, due 11/15/14                                       258,125
    195,000   K&F Acquisition, Inc.
              7.750%, due 11/15/14                                       200,363
    205,000   L-3 Communications Corp.
              6.125%, due 01/15/14                                       197,312
                                                                     -----------
                                                                       1,168,925
                                                                     -----------
              APPAREL/TEXTILES - 1.14%
    200,000   Levi Strauss & Co. (G)(O)
              10.110%, due 04/01/12                                      205,000
    250,000   Oxford Industries, Inc.
              8.875%, due 06/01/11                                       258,750
    200,000   Warnaco, Inc.
              8.875%, due 06/15/13                                       212,500
                                                                     -----------
                                                                         676,250
                                                                     -----------
              AUTOMOTIVE - 2.98%
    100,000   Ford Motor Credit Co.
              7.250%, due 10/25/11                                        97,591
    550,000   Ford Motor Credit Co. (G)
              9.810%, due 04/15/12                                       596,279
    300,000   General Motors Corp. (O)
              7.125%, due 07/15/13                                       291,000
    250,000   Goodyear Tire & Rubber Co. (O)
              7.857%, due 08/15/11                                       255,625
    250,000   Goodyear Tire & Rubber Co. (C)
              8.625%, due 12/01/11                                       263,125
    250,000   United Components, Inc.
              9.375%, due 06/15/13                                       258,750
                                                                     -----------
                                                                       1,762,370
                                                                     -----------
              BEVERAGE/FOOD - 1.76%
    150,000   B&G Foods, Inc.
              8.000%, due 10/01/11                                       151,500
    125,000   Michael Foods, Inc.
              8.000%, due 11/15/13                                       127,500
    250,000   NBTY, Inc. (O)
              7.125%, due 10/01/15                                       249,375
    500,000   Pinnacle Foods Corp. (O)
              8.250%, due 12/01/13                                       511,250
                                                                     -----------
                                                                       1,039,625
                                                                     -----------
              BUILDING MATERIALS - 2.16%
    300,000   Goodman Global Holdings, Inc. (O)
              7.875%, due 12/15/12                                       301,500
    172,000   Interface, Inc.
              10.375%, due 02/01/10                                      190,060
    250,000   Interline Brands, Inc.
              8.125%, due 06/15/14                                       255,625
    265,000   Jacuzzi Brands, Inc.
              9.625%, due 07/01/10                                       281,562
    250,000   US Concrete, Inc.
              8.375%, due 04/01/14                                       249,375
                                                                     -----------
                                                                       1,278,122
                                                                     -----------

                                                                        Value
 Par Value                                                             (Note 1)
 ---------                                                           -----------
              CHEMICALS - 2.90%
$   350,000   Hexion U.S. Finance Corp./
              Hexion Nova Scotia Finance ULC (C)
              9.750%, due 11/15/14                                   $   365,750
    150,000   Hexion U.S. Finance Corp./
              Hexion Nova Scotia Finance ULC (C)(G)
              9.870%, due 11/15/14                                       153,000
    250,000   Ineos Group Holdings PLC (C)(D)
              8.500%, due 02/15/16                                       239,375
    200,000   Lyondell Chemical Co.
              8.000%, due 09/15/14                                       208,000
    300,000   Lyondell Chemical Co.
              8.250%, due 09/15/16                                       318,000
     60,000   Nalco Co.
              7.750%, due 11/15/11                                        61,200
    160,000   Nalco Co. (O)
              8.875%, due 11/15/13                                       169,800
    200,000   Rockwood Specialties Group, Inc.
              7.500%, due 11/15/14                                       202,000
                                                                     -----------
                                                                       1,717,125
                                                                     -----------
              CONSUMER PRODUCTS - 3.72%
    250,000   American Achievement Corp.
              8.250%, due 04/01/12                                       254,688
    300,000   Central Garden and Pet Co.
              9.125%, due 02/01/13                                       312,750
    185,000   Da-Lite Screen Co., Inc.
              9.500%, due 05/15/11                                       194,250
    150,000   Jarden Corp. (O)
              9.750%, due 05/01/12                                       158,812
    300,000   Leslie's Poolmart
              7.750%, due 02/01/13                                       300,000
    400,000   Simmons Bedding Co. (O)
              7.875%, due 01/15/14                                       410,000
    300,000   Visant Corp.
              7.625%, due 10/01/12                                       306,000
    250,000   Visant Holding Corp.
              8.750%, due 12/01/13                                       262,500
                                                                     -----------
                                                                       2,199,000
                                                                     -----------
              ENVIRONMENTAL - 2.47%
    250,000   Allied Waste North America, Inc., Series B (O)
              7.125%, due 05/15/16                                       249,375
    350,000   Casella Waste Systems, Inc.
              9.750%, due 02/01/13                                       367,500
    250,000   Waste Connections, Inc. (O)(P)
              3.750%, due 04/01/26                                       270,938
    300,000   Waste Services, Inc.
              9.500%, due 04/15/14                                       312,000
    250,000   WCA Waste Corp.
              9.250%, due 06/15/14                                       260,000
                                                                     -----------
                                                                       1,459,813
                                                                     -----------
              FOOD & DRUG RETAILERS - 1.13%
    250,000   Rite Aid Corp. (O)
              9.250%, due 06/01/13                                       254,062
    150,000   Stater Brothers Holdings
              8.125%, due 06/15/12                                       152,250
    250,000   Supervalu, Inc.
              7.500%, due 11/15/14                                       260,490
                                                                     -----------
                                                                         666,802
                                                                     -----------

              See accompanying Notes to Portfolios of Investments.

HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
 Par Value                                                             (Note 1)
 ---------                                                           -----------
CORPORATE NOTES AND BONDS (CONTINUED)
              FORESTRY/PAPER - 5.19%
$   150,000   Abitibi-Consolidated Co. of Canada (D)(O)
              8.375%, due 04/01/15                                   $   145,875
    250,000   Abitibi-Consolidated, Inc. (D)(G)
              8.860%, due 06/15/11                                       250,625
    200,000   Boise Cascade LLC (G)
              8.235%, due 10/15/12                                       201,000
    250,000   Boise Cascade LLC
              7.125%, due 10/15/14                                       243,750
    250,000   Cascades, Inc. (D)
              7.250%, due 02/15/13                                       250,625
    250,000   Catalyst Paper Corp. (D)
              7.375%, due 03/01/14                                       243,750
    200,000   Catalyst Paper Corp., Series D (D)(O)
              8.625%, due 06/15/11                                       205,500
    250,000   Georgia-Pacific Corp. (C)
              7.125%, due 01/15/17                                       248,750
    250,000   NewPage Corp. (O)
              10.000%, due 05/01/12                                      272,500
    220,000   Smurfit Kappa Funding PLC (D)
              9.625%, due 10/01/12                                       233,750
    250,000   Smurfit-Stone Container Enterprises, Inc.
              8.375%, due 07/01/12                                       251,250
    250,000   Verso Paper Holdings LLC and
              Verson Paper, Inc. (C)(G)
              9.121%, due 08/01/14                                       256,250
    250,000   Verso Paper Holdings LLC and
              Verson Paper, Inc. (C)
              11.375%, due 08/01/16                                      265,000
                                                                     -----------
                                                                       3,068,625
                                                                     -----------
              GAMING - 6.19%
    300,000   American Casino & Entertainment Properties LLC
              7.850%, due 02/01/12                                       306,375
    100,000   Chukchansi Economic Development Authority (C)(G)
              8.877%, due 11/15/12                                       102,625
    195,000   Global Cash Access LLC/Global Cash Finance Corp.
              8.750%, due 03/15/12                                       203,775
    250,000   Herbst Gaming, Inc.
              7.000%, due 11/15/14                                       240,625
    350,000   Isle of Capri Casinos, Inc.
              9.000%, due 03/15/12                                       365,750
    125,000   Isle of Capri Casinos, Inc.
              7.000%, due 03/01/14                                       123,438
    500,000   MGM Mirage, Inc.
              7.625%, due 01/15/17                                       503,125
    400,000   MTR Gaming Group, Inc., Series B
              9.750%, due 04/01/10                                       420,000
    200,000   Pinnacle Entertainment, Inc.
              8.250%, due 03/15/12                                       204,750
    150,000   Pinnacle Entertainment, Inc. (O)
              8.750%, due 10/01/13                                       158,625
    200,000   Seneca Gaming Corp., Series B
              7.250%, due 05/01/12                                       200,500
    250,000   Station Casinos, Inc.
              6.875%, due 03/01/16                                       228,750

                                                                        Value
 Par Value                                                             (Note 1)
 ---------                                                           -----------
              GAMING (CONTINUED)
$   250,000   Station Casinos, Inc.
              7.750%, due 08/15/16                                   $   255,000
    350,000   Wimar Opco LLC/
              Wimar Opco Finance Corp. (C)
              9.625%, due 12/15/14                                       347,812
                                                                     -----------
                                                                       3,661,150
                                                                     -----------
              GENERAL INDUSTRIAL & MANUFACTURING - 2.17%
    500,000   Baldor Electric Co.
              8.625%, due 02/15/17                                       516,250
    250,000   Chart Industries, Inc./
              Pre First Reserve Fund X L.P. Merger (C)
              9.125%, due 10/15/15                                       265,000
    250,000   RBS Global, Inc. and Rexnord Corp. (C)(H)
              8.875%, due 09/01/16                                       250,000
    250,000   Wesco Distribution, Inc.
              7.500%, due 10/15/17                                       251,250
                                                                     -----------
                                                                       1,282,500
                                                                     -----------
              HEALTH CARE - 5.31%
    350,000   Carriage Services, Inc.
              7.875%, due 01/15/15                                       348,688
    250,000   DaVita, Inc.
              7.250%, due 03/15/15                                       253,125
    250,000   HCA, Inc. (C)
              9.250%, due 11/15/16                                       265,625
    250,000   HCA, Inc. (C)
              9.625%, due 11/15/16                                       268,438
    250,000   IASIS Healthcare LLC/
              IASIS Capital Corp.
              8.750%, due 06/15/14                                       255,312
    250,000   Omnicare, Inc., Series OCR (P)
              3.250%, due 12/15/35                                       218,125
    250,000   Psychiatric Solutions, Inc. (O)
              7.750%, due 07/15/15                                       249,375
    250,000   Res-Care, Inc.
              7.750%, due 10/15/13                                       253,750
    150,000   Service Corp. International
              7.375%, due 10/01/14                                       154,500
    200,000   Service Corp. International
              7.625%, due 10/01/18                                       210,000
    150,000   Triad Hospitals, Inc.
              7.000%, due 11/15/13                                       153,375
    250,000   Vanguard Health Holding Co., II LLC
              9.000%, due 10/01/14                                       255,938
    250,000   Warner Chilcott Corp.
              8.750%, due 02/01/15                                       258,125
                                                                     -----------
                                                                       3,144,376
                                                                     -----------
              MEDIA - BROADCASTING - 2.09%
    260,000   Allbritton Communications Co.
              7.750%, due 12/15/12                                       264,550
     50,000   LIN Television Corp.
              6.500%, due 05/15/13                                        48,250
    250,000   LIN Television Corp. (P)
              2.500%, due 05/15/33                                       237,500
    300,000   LIN Television Corp., Series B
              6.500%, due 05/15/13                                       289,500

              See accompanying Notes to Portfolios of Investments.

HIGH INCOME FUND PORTPOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
 Par Value                                                             (Note 1)
 ---------                                                           -----------
CORPORATE NOTES AND BONDS (CONTINUED)
              MEDIA - BROADCASTING (CONTINUED)
$   150,000   Radio One, Inc. (O)
              6.375%, due 02/15/13                                   $   142,125
    250,000   Sinclair Broadcast Group, Inc.
              8.000%, due 03/15/12                                       256,875
                                                                     -----------
                                                                       1,238,800
                                                                     -----------
              MEDIA - CABLE - 4.70%
    300,000   Cablevision Systems Corp., Series B (G)
              9.870%, due 04/01/09                                       318,000
    150,000   Cablevision Systems Corp., Series B
              8.000%, due 04/15/12                                       151,312
    250,000   Echostar DBS Corp.
              6.625%, due 10/01/14                                       245,000
    300,000   Lodgenet Entertainment Corp.
              9.500%, due 06/15/13                                       321,750
    250,000   Mediacom Broadband LLC (C)
              8.500%, due 10/15/15                                       253,125
    250,000   Mediacom Broadband LLC (O)
              8.500%, due 10/15/15                                       253,125
    250,000   Mediacom LLC/
              Mediacom Capital Corp. (O)
              9.500%, due 01/15/13                                       257,500
    500,000   NTL Cable PLC (D)
              9.125%, due 08/15/16                                       528,750
    500,000   Telenet Group Holding N.V. (B)(C)(D)
              0.000%, due 06/15/14                                       452,500
                                                                     -----------
                                                                       2,781,062
                                                                     -----------
              MEDIA - DIVERSIFIED & SERVICES - 5.08%
    250,000   Advanstar Communications, Inc.
              10.750%, due 08/15/10                                      268,750
    200,000   Advanstar Communications, Inc., Series B
              12.000%, due 02/15/11                                      208,000
    400,000   Hughes Network Systems LLC/
              HNS Finance Corp.
              9.500%, due 04/15/14                                       423,000
    750,000   Intelsat Bermuda, Ltd. (C)(D)(G)
              8.872%, due 01/15/15                                       763,125
    150,000   Intelsat Bermuda, Ltd. (C)(D)
              9.250%, due 06/15/16                                       164,625
    300,000   Intelsat Bermuda, Ltd. (C)(D)
              11.250%, due 06/15/16                                      339,000
    150,000   Intelsat Subsidiary Holding Co., Ltd. (G)
              10.252%, due 01/15/12                                      151,500
    125,000   Lamar Media Corp. (O)
              7.250%, due 01/01/13                                       126,562
    100,000   Lamar Media Corp.
              6.625%, due 08/15/15                                        98,500
    200,000   LBI Media, Inc.
              10.125%, due 07/15/12                                      212,250
    250,000   Quebecor Media, Inc. (D)
              7.750%, due 03/15/16                                       253,750
                                                                     -----------
                                                                       3,009,062
                                                                     -----------

                                                                        Value
 Par Value                                                             (Note 1)
 ---------                                                           -----------
              METALS AND MINING - 3.30%
$   250,000   Aleris International, Inc. (C)
              9.000%, due 12/15/14                                   $   259,375
    250,000   Aleris International, Inc. (C)
              10.000%, due 12/15/16                                      258,750
    400,000   Alpha Natural Resources LLC/
              Alpha Natural Resources Capital Corp. (O)
              10.000%, due 06/01/12                                      433,000
    250,000   Arch Western Finance LLC
              6.750%, due 07/01/13                                       246,875
    200,000   Foundation PA Coal Co.
              7.250%, due 08/01/14                                       203,000
    300,000   Peabody Energy Corp. (O)(P)
              4.750%, due 12/15/66                                       293,625
    250,000   Tube City IMS Corp. (C)
              9.750%, due 02/01/15                                       256,250
                                                                     -----------
                                                                       1,950,875
                                                                     -----------
              NON FOOD & DRUG RETAILERS - 3.41%
    250,000   Autonation, Inc. (G)
              7.360%, due 04/15/13                                       251,875
    300,000   Buhrmann U.S., Inc.
              7.875%, due 03/01/15                                       297,000
    100,000   GSC Holdings Corp. (G)
              9.235%, due 10/01/11                                       103,750
    150,000   Pantry, Inc.
              7.750%, due 02/15/14                                       150,375
    100,000   Petro Stopping Centers L.P./
              Petro Financial Corp.
              9.000%, due 02/15/12                                       104,000
    500,000   Sally Holdings LLC (C)
              9.250%, due 11/15/14                                       513,125
    150,000   Sally Holdings LLC (C)(O)
              10.500%, due 11/15/16                                      153,938
    176,000   Susser Holdings LLC
              10.625%, due 12/15/13                                      191,840
    250,000   United Auto Group, Inc. (C)
              7.750%, due 12/15/16                                       251,250
                                                                     -----------
                                                                       2,017,153
                                                                     -----------
              OIL & GAS - 5.83%
    166,000   Chesapeake Energy Corp.
              6.875%, due 01/15/16                                       164,340
    500,000   Complete Production Services, Inc. (C)
              8.000%, due 12/15/16                                       506,250
    300,000   Compton Petroleum Finance Corp.
              7.625%, due 12/01/13                                       286,500
    250,000   Comstock Resources, Inc.
              6.875%, due 03/01/12                                       239,688
    250,000   Denbury Resources, Inc.
              7.500%, due 04/01/13                                       250,000
    175,000   Encore Acquisition Co.
              6.250%, due 04/15/14                                       162,312
    200,000   Encore Acquisition Co. (O)
              6.000%, due 07/15/15                                       180,000
    365,000   Exco Resources, Inc.
              7.250%, due 01/15/11                                       370,475
    190,000   Hanover Compressor Co.
              9.000%, due 06/01/14                                       202,350

              See accompanying Notes to Portfolios of Investments.

HIGH INCOME FUND PORTPOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
 Par Value                                                             (Note 1)
 ---------                                                           -----------
CORPORATE NOTES AND BONDS (CONTINUED)
              OIL & GAS (CONTINUED)
$   250,000   Harvest Operations Corp. (D)
              7.875%, due 10/15/11                                   $   236,875
    350,000   PetroHawk Energy Corp.
              9.125%, due 07/15/13                                       362,250
    300,000   Range Resources Corp.
              6.375%, due 03/15/15                                       291,000
    200,000   Whiting Petroleum Corp.
              7.250%, due 05/01/13                                       198,500
                                                                     -----------
                                                                       3,450,540
                                                                     -----------
              PACKAGING - 0.44%
    250,000   BWAY Corp.
              10.000%, due 10/15/10                                      262,500
                                                                     -----------
              PRINTING & PUBLISHING - 2.67%
    300,000   CBD Media, Inc. (O)
              8.625%, due 06/01/11                                       309,000
    500,000   Idearc, Inc. (C)
              8.000%, due 11/15/16                                       508,125
    250,000   RH Donnelley Corp., Series A-2 (O)
              6.875%, due 01/15/13                                       239,375
    500,000   RH Donnelley Corp., Series A-3
              8.875%, due 01/15/16                                       523,750
                                                                     -----------
                                                                       1,580,250
                                                                     -----------
              STEEL - 0.34%
    200,000   Valmont Industries, Inc.
              6.875%, due 05/01/14                                       199,000
                                                                     -----------
              SUPPORT SERVICES - 9.28%
    150,000   Ahern Rentals, Inc.
              9.250%, due 08/15/13                                       156,188
    600,000   Aramark Corp. (C)
              8.500%, due 02/01/15                                       614,250
    300,000   Ashtead Capital, Inc. (C)
              9.000%, due 08/15/16                                       321,000
    250,000   Avis Budget Car Rental LLC/
              Avis Budget Finance, Inc. (C)(G)
              7.874%, due 05/15/14                                       248,125
    200,000   Cardtronics, Inc.
              9.250%, due 08/15/13                                       211,500
    350,000   Education Management LLC/
              Education Management Corp. (O)
              10.250%, due 06/01/16                                      376,250
    100,000   FTI Consulting, Inc. (P)
              3.750%, due 07/15/12                                       113,750
    250,000   FTI Consulting, Inc. (C)
              7.750%, due 10/01/16                                       258,125
    250,000   H&E Equipment Services, Inc.
              8.375%, due 07/15/16                                       264,375
    200,000   Hertz Corp.
              8.875%, due 01/01/14                                       212,500
    250,000   Hertz Corp.
              10.500%, due 01/01/16                                      281,250
    410,000   Iron Mountain, Inc.
              8.625%, due 04/01/13                                       421,275

                                                                        Value
 Par Value                                                             (Note 1)
 ---------                                                           -----------
              SUPPORT SERVICES (CONTINUED)
$   350,000   Mac-Gray Corp.
              7.625%, due 08/15/15                                   $   357,000
    200,000   Norcross Safety Products LLC/
              Norcross Capital Corp., Series B
              9.875%, due 08/15/11                                       213,000
    500,000   Rental Services Corp. (C)
              9.500%, due 12/01/14                                       522,500
    200,000   United Rentals North America, Inc. (O)
              7.750%, due 11/15/13                                       201,500
    250,000   West Corp. (C)
              9.500%, due 10/15/14                                       253,125
    150,000   West Corp. (C)(O)
              11.000%, due 10/15/16                                      155,250
    300,000   Williams Scotsman, Inc.
              8.500%, due 10/01/15                                       312,000
                                                                     -----------
                                                                       5,492,963
                                                                     -----------
              TECHNOLOGY - 4.47%
    250,000   Celestica, Inc. (D)(O)
              7.625%, due 07/01/13                                       237,812
    150,000   Flextronics International, Ltd. (D)(O)(P)
              1.000%, due 08/01/10                                       147,938
    250,000   Freescale Semiconductor, Inc. (C)
              8.875%, due 12/15/14                                       248,750
    250,000   Freescale Semiconductor, Inc. (C)(O)
              10.125%, due 12/15/16                                      248,750
    500,000   Lucent Technologies, Inc.
              6.450%, due 03/15/29                                       455,000
    250,000   NXP BV/NXP Funding LLC (C)
              9.500%, due 10/15/15                                       258,438
    200,000   Sungard Data Systems, Inc.
              9.125%, due 08/15/13                                       210,500
    500,000   Sungard Data Systems, Inc. (O)
              10.250%, due 08/15/15                                      537,500
    300,000   Syniverse Technologies, Inc., Series B
              7.750%, due 08/15/13                                       300,750
                                                                     -----------
                                                                       2,645,438
                                                                     -----------
              TELECOMMUNICATIONS - 6.69%
    500,000   American Cellular Corp., Series B
              10.000%, due 08/01/11                                      530,000
    400,000   Centennial Communications Corp. (G)
              11.110%, due 01/01/13                                      423,000
    350,000   Centennial Communications Corp./Cellular
              Operating Co. LLC/Puerto Rico Operations (O)
              8.125%, due 02/01/14                                       360,062
    350,000   Cincinnati Bell, Inc.
              8.375%, due 01/15/14                                       358,750
    250,000   Cincinnati Bell Telephone Co.
              6.300%, due 12/01/28                                       226,250
    600,000   Citizens Communciations Co. (C)
              7.875%, due 01/15/27                                       607,500
    500,000   Nordic Telephone Co. Holdings ApS (C)(D)
              8.875%, due 05/01/16                                       537,500
    250,000   Qwest Communications
              International, Inc. (G)
              8.874%, due 02/15/09                                       253,125

              See accompanying Notes to Portfolios of Investments.

HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
 Par Value                                                             (Note 1)
 ---------                                                           -----------
CORPORATE NOTES AND BONDS (CONTINUED)
              TELECOMMUNICATIONS (CONTINUED)
$   120,000   Qwest Corp.
              7.625%, due 06/15/15                                   $   128,550
    500,000   Time Warner Telecom Holdings, Inc.
              9.250%, due 02/15/14                                       535,625
                                                                     -----------
                                                                       3,960,362
                                                                     -----------
              TRANSPORTATION - 0.76%
    150,000   CHC Helicopter Corp. (D)
              7.375%, due 05/01/14                                       146,062
              Gulfmark Offshore, Inc.
    300,000   7.750%, due 07/15/14                                       303,000
                                                                     -----------
                                                                         449,062
                                                                     -----------
              UTILITIES - 4.86%
    500,000   Dynegy Holdings, Inc.
              8.375%, due 05/01/16                                       528,750
    400,000   Ferrellgas Partners L.P./Ferrellgas Partners Finance
              8.750%, due 06/15/12                                       406,000
    200,000   Holly Energy Partners L.P.
              6.250%, due 03/01/15                                       188,500
    300,000   Inergy L.P./Inergy Finance Corp.
              6.875%, due 12/15/14                                       290,250
    100,000   Mirant Americas Generation LLC
              8.300%, due 05/01/11                                       102,000
    150,000   Mirant North America LLC (O)
              7.375%, due 12/31/13                                       153,000
    200,000   NorthWestern Corp.
              5.875%, due 11/01/14                                       195,742
    250,000   NRG Energy, Inc.
              7.375%, due 02/01/16                                       250,312
    250,000   NRG Energy, Inc. 7.375%, due 01/15/17                      250,000
    250,000   Suburban Propane Partners L.P./ Suburban Energy
              Finance Corp. 6.875%, due 12/15/13                         243,125
    250,000   Williams Cos., Inc. (O)
              7.625%, due 07/15/19                                       266,875
                                                                     -----------
                                                                       2,874,554
                                                                     -----------
              TOTAL CORPORATE NOTES AND BONDS
              (Cost $54,172,018)                                      55,036,304
                                                                     -----------

                                                                        Value
   Shares                                                              (Note 1)
   ------                                                            -----------
PREFERRED STOCK - 1.32%
              AUTOMOTIVE - 1.32%
     30,793   General Motors Corp., Series A (P) 4.5%                $   783,066
                                                                     -----------
              TOTAL PREFERRED STOCK
              (Cost $745,984)                                            783,066
                                                                     -----------
INVESTMENT COMPANY - 3.08%
  1,823,077   SSgA Prime Money Market Fund (N)                         1,823,077
                                                                     -----------
              TOTAL INVESTMENT COMPANY
              (Cost $1,823,077)                                        1,823,077
                                                                     -----------
COLLATERAL FOR SECURITIES ON LOAN - 15.24%
  9,013,495   State Street Navigator Securities
              Lending Portfolio (I)                                    9,013,495
                                                                     -----------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN
              (Cost $9,013,495)                                        9,013,495
                                                                     -----------
TOTAL INVESTMENTS - 112.65%
(Cost $65,754,574**)                                                  66,655,942
                                                                     -----------
NET OTHER ASSETS AND LIABILITIES - (12.65)%                           (7,485,505)
                                                                     -----------
TOTAL NET ASSETS - 100.00%                                           $59,170,437
                                                                     ===========

----------
**   Aggregate cost for Federal tax purposes was $65,754,574.

(B) Represents a security with a specified coupon until a predetermined date, at which time the stated rate is adjusted to a new contract rate.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 9.52% of total net assets.

(G)  Floating rate or variable rate note. Rate shown is as of January 31, 2007.

(H) Security purchased on a delayed delivery or when-issued basis. Rate shown is at issue date.

(I) Represents investments of cash collateral received in connection with securities lending.

(N) Security segregated for forward or when-issued purchase commitments outstanding as of January 31, 2007.

(O)  All (or portion of security) on loan.

(P)  Convertible.

PLC  Public Limited Company.

               See accompanying Notes to Portfolios of Investments.

DIVERSIFIED INCOME FUND (FORMERLY BALANCED FUND) PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
COMMON STOCKS - 50.44%
              CONSUMER DISCRETIONARY - 3.52%
      7,500   Carnival Corp.                                        $    386,700
     11,000   Gannett Co., Inc.                                          639,540
     36,000   Genuine Parts Co.                                        1,710,720
     45,000   Home Depot, Inc.                                         1,833,300
     23,000   Newell Rubbermaid, Inc.                                    679,420
     15,500   Polaris Industries, Inc. (O)                               724,780
                                                                    ------------
                                                                       5,974,460
                                                                    ------------
              CONSUMER STAPLES - 7.46%
     31,700   Altria Group, Inc.                                       2,770,263
     35,700   Anheuser-Busch Cos., Inc.                                1,819,629
     35,500   Coca-Cola Co.                                            1,699,740
     18,000   General Mills, Inc.                                      1,030,320
     26,000   Kimberly-Clark Corp.                                     1,804,400
     20,500   Procter & Gamble Co.                                     1,329,835
     12,000   UST, Inc. (O)                                              689,280
     31,700   Wal-Mart Stores, Inc.                                    1,511,773
                                                                    ------------
                                                                      12,655,240
                                                                    ------------
              ENERGY - 3.49%
     24,800   BP PLC, ADR                                              1,575,048
     33,300   Chevron Corp.                                            2,426,904
     28,900   ConocoPhillips                                           1,919,249
                                                                    ------------
                                                                       5,921,201
                                                                    ------------
              FINANCIALS - 13.39%
     27,500   Allstate Corp.                                           1,654,400
     48,792   Bank of America Corp.                                    2,565,483
     18,000   Bank of New York Co., Inc.                                 720,180
     72,000   Citigroup, Inc.                                          3,969,360
     25,700   Federal Home Loan Mortgage Corp.                         1,668,701
     18,500   Fifth Third Bancorp (O)                                    738,150
     45,002   J.P. Morgan Chase & Co.                                  2,291,952
     17,000   National City Corp. (O)                                    643,450
     30,000   Plum Creek Timber Co., Inc., REIT (O)                    1,207,500
     16,700   Rayonier, Inc., REIT (O)                                   721,440
     10,200   SunTrust Banks, Inc.                                       847,620
     60,000   U.S. Bancorp                                             2,136,000
     24,400   Wachovia Corp.                                           1,378,600
     15,000   Washington Mutual, Inc. (O)                                668,850
     42,400   Wells Fargo & Co.                                        1,523,008
                                                                    ------------
                                                                      22,734,694
                                                                    ------------
              HEALTH CARE - 6.94%
     22,000   Abbott Laboratories                                      1,166,000
     64,000   Bristol-Myers Squibb Co.                                 1,842,560
     19,400   Eli Lilly & Co.                                          1,049,928
     37,500   Johnson & Johnson                                        2,505,000
     30,900   Merck & Co., Inc.                                        1,382,775
     90,662   Pfizer, Inc. (O)                                         2,378,971
     29,500   Wyeth                                                    1,457,595
                                                                    ------------
                                                                      11,782,829
                                                                    ------------
              INDUSTRIALS - 6.17%
      8,900   3M Co.                                                     661,270
     11,000   Avery Dennison Corp.                                       751,960

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
              INDUSTRIALS (CONTINUED)
     15,500   Emerson Electric Co.                                  $    697,035
    116,500   General Electric Co.                                     4,199,825
     22,600   Illinois Tool Works, Inc.                                1,152,374
     37,200   Masco Corp.                                              1,190,028
     15,000   Pitney Bowes, Inc. (O)                                     718,050
     29,000   Waste Management, Inc.                                   1,101,420
                                                                    ------------
                                                                      10,471,962
                                                                    ------------
              INFORMATION TECHNOLOGY - 0.94%
     20,000   Hewlett-Packard Co.                                        865,600
     35,000   Intel Corp.                                                733,600
                                                                    ------------
                                                                       1,599,200
                                                                    ------------
              MATERIALS - 2.62%
     16,300   Dow Chemical Co.                                           677,102
     14,000   E.I. Du Pont de Nemours & Co.                              693,840
     11,000   PPG Industries, Inc.                                       729,190
     20,800   Rohm & Haas Co.                                          1,082,848
     16,800   Weyerhaeuser Co. (O)                                     1,260,000
                                                                    ------------
                                                                       4,442,980
                                                                    ------------
              TELECOMMUNICATION SERVICES - 3.64%
     77,193   AT&T, Inc.                                               2,904,754
     56,200   Verizon Communications, Inc.                             2,164,824
     74,000   Windstream Corp.                                         1,101,120
                                                                    ------------
                                                                       6,170,698
                                                                    ------------
              UTILITIES - 2.27%
     12,500   Ameren Corp. (O)                                           663,875
     21,000   Consolidated Edison, Inc. (O)                            1,013,880
     21,300   Duke Energy Corp.                                          419,397
     15,400   Pinnacle West Capital Corp. (O)                            751,366
     20,000   Southern Co. (O)                                           730,600
     10,650   Spectra Energy Corp. *                                     278,178
                                                                    ------------
                                                                       3,857,296
                                                                    ------------
              TOTAL COMMON STOCKS
              (Cost $75,311,216)                                      85,610,560
                                                                    ------------

 Par Value
 ---------
ASSET BACKED - 1.78%
$    95,970   ABSC Long Beach Home Equity Loan Trust,
              Series 2000-LB1, Class AF5 (M) 8.550%, due 09/21/30         95,665
    500,000   Ameriquest Mortgage Securities, Inc.,
              Series 2004-FR1, Class M2 (M) 5.207%, due 05/25/34         488,992
    383,887   CIT Group Home Equity Loan Trust,
              Series 2002-2, Class BF (M) 6.830%, due 06/25/33           357,385
    320,000   GMAC Mortgage Corp. Loan Trust,
              Series 2004-HE2, Class M1 3.950%, due 10/25/33             314,062
    247,338   Green Tree Financial Corp.,
              Series 1998-2, Class A6 6.810%, due 12/01/27               253,323

               See accompanying Notes to Portfolios of Investments

DIVERSIFIED INCOME FUND (FORMERLY BALANCED FUND) PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
 Par Value                                                            (Note 1)
 ---------                                                          ------------
ASSET BACKED (CONTINUED)
$   534,000   GSAMP Trust,
              Series 2006-S5, Class M5 (M)
              7.488%, due 09/25/36                                  $    482,538
    380,000   Park Place Securities, Inc.,
              Series 2004-WWF1, Class M10 (G)(M)
              7.820%, due 12/25/34                                       381,331
    189,389   Residential Asset Mortgage Products, Inc.,
              Series 2003-RS9, Class AI5
              4.990%, due 03/25/31                                       188,144
    200,000   Soundview Home Equity Loan Trust,
              Series 2005-B, Class M6 (M)
              6.175%, due 05/25/35                                       198,197
    270,000   Wells Fargo Home Equity Trust,
              Series 2004-2, Class M8A (C)(G)
              8.320%, due 05/25/34                                       266,055
                                                                    ------------
              TOTAL ASSET BACKED
              (Cost $3,094,984)                                        3,025,692
                                                                    ------------
COMMERCIAL MORTGAGE BACKED - 4.12%
    285,184   Bear Stearns Commercial Mortgage Securities,
              Series 2001-TOP4, Class A1
              5.060%, due 11/15/16                                       282,838
    445,000   Bear Stearns Commercial Mortgage Securities,
              Series 2003-T10, Class E (C)(G)
              5.540%, due 03/13/40                                       441,531
    314,472   Bear Stearns Commercial Mortgage Securities,
              Series 2004-T16, Class A2
              3.700%, due 02/13/46                                       306,061
    350,000   Bear Stearns Commercial Mortgage Securities,
              Series 2004-T16, Class A6 (G)
              4.750%, due 02/13/46                                       334,051
    200,000   Bear Stearns Commercial Mortgage Securities,
              Series 2005-T20, Class F (C)(G)
              5.155%, due 10/12/42                                       192,228
    600,000   Government National Mortgage Association,
              Series 2004-43, Class C (G)
              5.008%, due 12/16/25                                       587,813
    400,000   Greenwich Capital Commercial Funding Corp.,
              Series 2004-GG1, Class A7 (G)
              5.317%, due 06/10/36                                       395,916
    700,000   LB-UBS Commercial Mortgage Trust,
              Series 2004-C1, Class A2
              3.624%, due 01/15/29                                       673,215
    400,000   LB-UBS Commercial Mortgage Trust,
              Series 2004-C8, Class A6 (G)
              4.799%, due 12/15/29                                       382,901
    700,000   Morgan Stanley Capital I,
              Series 2004-HQ4, Class A7
              4.970%, due 04/14/40                                       676,417
    640,000   Morgan Stanley Capital I,
              Series 2006-IQ12, Class ANM
              5.310%, due 12/15/43                                       632,358
    677,000   Multi Security Asset Trust,
              Series 2005-RR4A, Class H (C)(G)
              5.880%, due 11/28/35                                       635,156

                                                                        Value
 Par Value                                                            (Note 1)
 ---------                                                          ------------
COMMERCIAL MORTGAGE BACKED (CONTINUED)
$   200,000   Multi Security Asset Trust,
              Series 2005-RR4A, Class J (C)
              5.880%, due 11/28/35                                  $    177,950
    409,472   Wachovia Bank Commercial Mortgage Trust,
              Series 2003-C6, Class A1
              3.364%, due 08/15/35                                       399,264
    895,000   Wachovia Bank Commerical Mortgage Trust,
              Series 2003-C8, Class A2
              3.894%, due 11/15/35                                       871,422
                                                                    ------------
              TOTAL COMMERCIAL MORTGAGE BACKED
              (Cost $7,129,337)                                        6,989,121
                                                                    ------------
PRIVATE LABEL MORTGAGE BACKED - 1.98%
    440,799   Banc of America Alternative Loan Trust,
              Series 2005-12, Class 3CB1
              6.000%, due 01/25/36                                       440,829
  1,957,479   Banc of America Alternative Loan Trust,
              Series 2006-3, Class 2CB1
              6.000%, due 04/25/36                                     1,957,572
    947,225   Banc of America Alternative Loan Trust,
              Series 2006-4, Class 5CB1
              6.500%, due 05/25/46                                       958,037
                                                                    ------------
              TOTAL PRIVATE LABEL MORTGAGE BACKED
              (Cost $3,326,805)                                        3,356,438
                                                                    ------------
CORPORATE NOTES AND BONDS - 10.37%
              CONSUMER DISCRETIONARY - 1.03%
    750,000   American Association of Retired Persons (C)
              7.500%, due 05/01/31                                       909,989
    500,000   Carnival Corp. (D)
              3.750%, due 11/15/07                                       493,601
    325,000   Erac USA Finance Co. (C)
              6.700%, due 06/01/34                                       342,832
                                                                    ------------
                                                                       1,746,422
                                                                    ------------
              CONSUMER STAPLES - 0.37%
    250,000   Diageo Capital PLC (D)
              5.500%, due 09/30/16                                       246,915
    400,000   Safeway, Inc.
              4.125%, due 11/01/08                                       390,778
                                                                    ------------
                                                                         637,693
                                                                    ------------
              ENERGY - 0.55%
    500,000   Chesapeake Energy Corp.
              6.375%, due 06/15/15                                       485,000
    150,000   Hess Corp.
              7.875%, due 10/01/29                                       174,657
    250,000   Pemex Project Funding Master Trust (O)
              7.375%, due 12/15/14                                       270,625
                                                                    ------------
                                                                         930,282
                                                                    ------------

               See accompanying Notes to Portfolios of Investments.

DIVERSIFIED INCOME FUND (FORMERLY BALANCED FUND) PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
 Par Value                                                            (Note 1)
 ---------                                                          ------------
CORPORATE NOTES AND BONDS (CONTINUED)
              FINANCE - 1.62%
$   500,000   American General Finance Corp., Series H
              4.625%, due 09/01/10                                  $    485,889
    500,000   Bear Stearns Cos., Inc.
              7.800%, due 08/15/07                                       506,319
    500,000   CIT Group, Inc.
              7.375%, due 04/02/07                                       501,540
    210,000   GE Insurance Solutions Corp.
              7.000%, due 02/15/26                                       231,573
    205,000   GE Insurance Solutions Corp.
              7.750%, due 06/15/30                                       246,772
    250,000   HSBC Finance Corp.
              6.500%, due 11/15/08                                       254,866
    500,000   U.S. Bank N.A.
              6.300%, due 02/04/14                                       523,554
                                                                    ------------
                                                                       2,750,513
                                                                    ------------
              FINANCIAL SERVICES - 0.38%
    500,000   Residential Capital LLC
              6.500%, due 04/17/13                                       504,645
    140,000   Simon Property Group L.P.
              5.875%, due 03/01/17                                       141,958
                                                                    ------------
                                                                         646,603
                                                                    ------------
              FORESTRY/PAPER - 0.12%
    175,000   Westvaco Corp.
              8.200%, due 01/15/30                                       198,810
                                                                    ------------
              HEALTH CARE - 0.52%
    300,000   Eli Lilly & Co.
              6.570%, due 01/01/16                                       321,090
    195,000   Genentech, Inc.
              5.250%, due 07/15/35                                       179,630
    205,000   Merck & Co., Inc. (O)
              6.400%, due 03/01/28                                       216,239
    150,000   Wyeth (O)
              6.500%, due 02/01/34                                       161,864
                                                                    ------------
                                                                         878,823
                                                                    ------------
              INDUSTRIALS - 1.78%
    150,000   Boeing Co.
              8.625%, due 11/15/31                                       204,575
    130,000   D.R. Horton, Inc.
              5.250%, due 02/15/15                                       122,123
    400,000   DaimlerChrysler NA Holding Corp.
              4.750%, due 01/15/08                                       396,596
    500,000   Deluxe Corp., Series B
              3.500%, due 10/01/07                                       490,000
    250,000   Ford Motor Credit Co.
              5.800%, due 01/12/09                                       245,353
    150,000   General Motors Acceptance Corp.
              LLC (O)
              6.125%, due 08/28/07                                       150,042
    350,000   General Motors Acceptance Corp. LLC
              7.250%, due 03/02/11                                       360,040
    440,000   Overseas Shipholding Group
              8.250%, due 03/15/13                                       462,000

                                                                        Value
 Par Value                                                            (Note 1)
 ---------                                                          ------------
              INDUSTRIALS (CONTINUED)
$   135,000   Pulte Homes, Inc. (O)
              5.200%, due 02/15/15                                  $    128,192
    150,000   Waste Management, Inc.
              7.125%, due 12/15/17                                       163,560
    310,000   WM Wrigley Jr. Co.
              4.300%, due 07/15/10                                       299,933
                                                                    ------------
                                                                       3,022,414
                                                                    ------------
              MEDIA - 0.72%
    285,000   Comcast Cable Communications
              Holdings, Inc.
              8.375%, due 03/15/13                                       324,733
    600,000   Cox Enterprises, Inc. (C)
              4.375%, due 05/01/08                                       589,164
    315,000   Rogers Cable, Inc. (D)
              6.250%, due 06/15/13                                       315,394
                                                                    ------------
                                                                       1,229,291
                                                                    ------------
              PIPELINE - 0.12%
    205,000   KN Energy, Inc.
              7.250%, due 03/01/28                                       203,345
                                                                    ------------
              TELECOMMUNICATIONS - 0.56%
    400,000   CenturyTel, Inc., Series F
              6.300%, due 01/15/08                                       402,236
    240,000   Cisco Systems, Inc.
              5.500%, due 02/22/16                                       239,485
    315,000   Sprint Nextel Corp.
              6.000%, due 12/01/16                                       306,239
                                                                    ------------
                                                                         947,960
                                                                    ------------
              TRANSPORTATION - 0.43%
    175,000   Burlington Northern Santa Fe Corp.
              8.125%, due 04/15/20                                       206,777
    239,000   Norfolk Southern Corp.
              5.590%, due 05/17/25                                       226,915
    260,000   Norfolk Southern Corp.
              7.050%, due 05/01/37                                       294,468
                                                                    ------------
                                                                         728,160
                                                                    ------------
              UTILITIES - 2.17%
    500,000   Energy East Corp.
              8.050%, due 11/15/10                                       540,808
    375,000   Exelon Corp.
              4.900%, due 06/15/15                                       352,530
    310,000   Illinois Power Co.
              7.500%, due 06/15/09                                       321,586
    340,000   New York State Electric & Gas Corp.
              4.375%, due 11/15/07                                       336,901
    175,000   Pacific Gas & Electric Co.
              6.050%, due 03/01/34                                       175,106
    350,000   Progress Energy, Inc.
              7.750%, due 03/01/31                                       419,095
    126,000   Sierra Pacific Power Co., Series M
              6.000%, due 05/15/16                                       126,217

              See accompanying Notes to Portfolios of Investments.

DIVERSIFIED INCOME FUND (FORMERLY BALANCED FUND) PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
 Par Value                                                            (Note 1)
 ---------                                                          ------------
CORPORATE NOTES AND BONDS (CONTINUED)
              UTILITIES (CONTINUED)
$   600,000   Westar Energy, Inc.
              6.000%, due 07/01/14                                  $    609,844
    750,000   Wisconsin Electric Power Co. (O)
              6.500%, due 06/01/28                                       797,038
                                                                    ------------
                                                                       3,679,125
                                                                    ------------
              TOTAL CORPORATE NOTES AND BONDS
              (Cost $17,444,493)                                      17,599,441
                                                                    ------------
MORTGAGE BACKED - 14.57%
              FEDERAL HOME LOAN MORTGAGE CORP. - 1.39%
     13,304   8.000%, due 06/01/30 Pool # C01005                          13,977
    203,420   6.500%, due 01/01/32 Pool # C62333                         208,161
  1,680,459   5.000%, due 07/01/33 Pool # A11325                       1,618,100
    144,859   6.000%, due 10/01/34 Pool # A28439                         145,654
    122,849   6.000%, due 10/01/34 Pool # A28598                         123,524
    142,216   5.000%, due 04/01/35 Pool # A32315                         136,670
    109,838   5.000%, due 04/01/35 Pool # A32316                         105,555
                                                                    ------------
                                                                       2,351,641
                                                                    ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 13.08%
    422,618   4.000%, due 04/01/15 Pool # 255719                         400,631
    542,195   5.500%, due 04/01/16 Pool # 745444                         541,602
     82,086   6.000%, due 05/01/16 Pool # 582558                          83,112
    875,454   5.000%, due 12/01/17 Pool # 672243                         858,412
    726,352   5.000%, due 05/01/20 Pool # 813965                         710,792
  1,045,105   4.500%, due 09/01/20 Pool # 835465                       1,003,193
    135,279   6.000%, due 05/01/21 Pool # 253847                         136,773
     24,475   7.000%, due 12/01/29 Pool # 762813                          25,234
     81,094   7.000%, due 11/01/31 Pool # 607515                          83,499
     63,705   7.000%, due 05/01/32 Pool # 644591                          65,594
    521,936   6.500%, due 06/01/32 Pool # 545691                         533,759
    704,589   5.500%, due 10/01/33 Pool # 254904                         694,783
  2,084,773   5.500%, due 11/01/33 Pool # 555880                       2,055,759
     24,429   5.000%, due 05/01/34 Pool # 782214                          23,486
    579,834   5.000%, due 06/01/34 Pool # 255230                         557,447
     16,709   7.000%, due 07/01/34 Pool # 792636                          17,176
    230,999   5.500%, due 08/01/34 Pool # 793647                         227,635
    477,706   5.500%, due 03/01/35 Pool # 810075                         470,131
    989,068   5.500%, due 03/01/35 Pool # 815976                         973,385
    429,510   5.500%, due 07/01/35 Pool # 825283                         422,700
    582,768   5.000%, due 08/01/35 Pool # 829670                         559,515
    274,714   5.500%, due 08/01/35 Pool # 826872                         270,358
    461,955   5.000%, due 09/01/35 Pool # 820347                         443,522
    497,567   5.000%, due 09/01/35 Pool # 835699                         477,714
    921,120   5.000%, due 10/01/35 Pool # 797669                         884,366
    613,567   5.000%, due 11/01/35 Pool # 844504                         589,085
    654,042   5.000%, due 11/01/35 Pool # 844809                         627,945
    651,255   5.000%, due 12/01/35 Pool # 850561                         625,269
    226,976   5.500%, due 02/01/36 Pool # 851330                         223,377
    797,152   5.500%, due 09/01/36 Pool # 831820                         784,012
  1,150,710   6.000%, due 09/01/36 Pool # 831741                       1,154,937
    229,077   5.500%, due 10/01/36 Pool # 896340                         225,301
    972,315   5.500%, due 10/01/36 Pool # 901723                         956,289
    716,143   6.500%, due 10/01/36 Pool # 894118                         728,073
    833,497   6.000%, due 11/01/36 Pool # 902510                         838,645

                                                                        Value
 Par Value                                                            (Note 1)
 ---------                                                          ------------
MORTGAGE BACKED (CONTINUED)
              FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$   996,812   5.500%, due 12/01/36 Pool # 903059                    $    980,382
    998,817   5.500%, due 12/01/36 Pool # 907512                         982,353
    973,953   5.500%, due 12/01/36 Pool # 907635                         957,899
                                                                    ------------
                                                                      22,194,145
                                                                    ------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.10%
     14,607   8.000%, due 10/20/15 Pool # 002995                          15,340
     88,693   6.500%, due 02/20/29 Pool # 002714                          90,909
     69,664   6.500%, due 04/20/31 Pool # 003068                          71,350
                                                                    ------------
                                                                         177,599
                                                                    ------------
              TOTAL MORTGAGE BACKED
              (Cost $25,077,456)                                      24,723,385
                                                                    ------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 14.30%
              FEDERAL FARM CREDIT BANK - 0.62%
  1,000,000   5.875%, due 10/03/16                                     1,053,812
                                                                    ------------
              FEDERAL HOME LOAN BANK - 1.35%
  2,300,000   4.250%, due 04/16/07                                     2,294,712
                                                                    ------------
              FEDERAL HOME LOAN MORTGAGE CORP. - 0.43%
    750,000   4.500%, due 01/15/14                                       723,058
                                                                    ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.33%
    600,000   3.800%, due 01/18/08                                       591,727
    525,000   4.000%, due 09/02/08                                       514,951
    500,000   5.250%, due 08/01/12                                       499,174
    675,000   4.625%, due 10/15/14                                       654,020
                                                                    ------------
                                                                       2,259,872
                                                                    ------------
              U.S. TREASURY BONDS (O) - 0.90%
    550,000   6.250%, due 05/15/30                                       645,348
    840,000   5.375%, due 02/15/31                                       886,331
                                                                    ------------
                                                                       1,531,679
                                                                    ------------
              U.S. TREASURY NOTES (O) - 9.67%
    460,000   3.375%, due 02/28/07                                       459,389
    700,000   2.750%, due 08/15/07                                       691,359
    200,000   4.000%, due 08/31/07                                       198,750
    520,000   3.000%, due 11/15/07                                       511,651
  1,350,000   4.625%, due 02/29/08                                     1,343,989
  1,180,000   4.875%, due 04/30/08                                     1,177,834
    225,000   3.875%, due 05/15/10                                       218,549
    100,000   3.875%, due 09/15/10                                        96,887
     30,000   4.500%, due 11/15/10                                        29,668
    165,000   4.750%, due 03/31/11                                       164,549
  2,250,000   4.875%, due 04/30/11                                     2,253,868
  3,600,000   4.625%, due 12/31/11                                     3,568,219
  1,525,000   4.000%, due 11/15/12                                     1,463,762
    800,000   4.000%, due 02/15/14                                       760,782
    415,000   4.125%, due 05/15/15                                       395,368
     60,000   4.250%, due 08/15/15                                        57,602
    234,000   4.500%, due 11/15/15                                       228,552

              See accompanying Notes to Portfolios of Investments.

DIVERSIFIED INCOME FUND (FORMERLY BALANCED FUND) PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
 Par Value                                                            (Note 1)
 ---------                                                          ------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (CONTINUED)
              U.S. TREASURY NOTES (CONTINUED)
$ 1,450,000   4.500%, due 02/15/16                                  $  1,415,902
  1,400,000   4.625%, due 11/15/16                                     1,378,343
                                                                    ------------
                                                                      16,415,023
                                                                    ------------
              TOTAL U.S. GOVERNMENT AND
              AGENCY OBLIGATIONS
              (Cost $24,369,795)                                      24,278,156
                                                                    ------------

  Shares
  ------
INVESTMENT COMPANIES - 1.68%
          1   J.P. Morgan Prime Money
              Market Fund                                                      1
  2,853,466   SSgA Prime Money Market Fund                             2,853,466
                                                                    ------------
              TOTAL INVESTMENT COMPANIES
              (Cost $2,853,467)                                        2,853,467
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN - 16.51%
 28,031,551   State Street Navigator Securities
              Lending Portfolio (I)                                   28,031,551
                                                                    ------------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN
              (Cost $28,031,551)                                      28,031,551
                                                                    ------------
TOTAL INVESTMENTS - 115.75%
(Cost $186,639,104**)                                                196,467,811
                                                                    ------------
NET OTHER ASSETS AND LIABILITIES - (15.75)%                          (26,728,391)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $169,739,420
                                                                    ============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $186,750,866.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.62% of total net assets.

(G) Floating rate note. Date shown is next reset date. OR Floating rate or variable rate note. Rate shown is as of January 31, 2007.

(I) Represents investments of cash collateral received in connection with securities lending.

(M) Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

(O)  All (or portion of security) on loan.

ADR  American Depository Receipt.

PLC  Public Limited Company.

REIT Real Estate Investment Trust.

              See accompanying Notes to Portfolios of Investments.

LARGE CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
   Shares                                                             (Note 1)
   ------                                                           ------------
COMMON STOCKS - 96.12%
              CONSUMER DISCRETIONARY - 6.83%
     32,600   CBS Corp., Class B                                    $  1,016,142
     36,891   Comcast Corp., Class A *                                 1,635,009
     14,700   Federated Department Stores, Inc.                          609,903
     23,000   Home Depot, Inc.                                           937,020
     28,500   Lowe's Cos., Inc.                                          960,735
     33,462   McDonald's Corp.                                         1,484,040
     21,900   News Corp., Class A                                        509,175
     12,600   Nike, Inc., Class B                                      1,245,006
     11,000   Tiffany & Co.                                              431,860
    128,700   Time Warner, Inc.                                        2,814,669
     41,500   Walt Disney Co.                                          1,459,555
                                                                    ------------
                                                                      13,103,114
                                                                    ------------
              CONSUMER STAPLES - 7.04%
     34,800   Altria Group, Inc.                                       3,041,172
     18,200   Archer-Daniels-Midland Co.                                 582,400
      7,300   Clorox Co.                                                 477,566
     20,500   Coca-Cola Co.                                              981,540
     10,600   Costco Wholesale Corp.                                     595,508
     24,200   General Mills, Inc.                                      1,385,208
      9,400   Kellogg Co.                                                463,138
      5,000   Kimberly-Clark Corp.                                       347,000
     69,300   Procter & Gamble Co.                                     4,495,491
     23,800   Wal-Mart Stores, Inc.                                    1,135,022
                                                                    ------------
                                                                      13,504,045
                                                                    ------------
              ENERGY - 14.50%
     24,900   Apache Corp.                                             1,816,953
     18,700   Cameron International Corp. *                              981,750
     64,866   Chevron Corp.                                            4,727,434
     68,900   ConocoPhillips                                           4,575,649
     25,200   Devon Energy Corp.                                       1,766,268
      6,000   EOG Resources, Inc.                                        414,780
    118,900   Exxon Mobil Corp.                                        8,810,490
     19,600   Marathon Oil Corp.                                       1,770,664
     33,700   Occidental Petroleum Corp.                               1,562,332
     16,400   Valero Energy Corp.                                        890,192
      9,700   XTO Energy, Inc.                                           489,559
                                                                    ------------
                                                                      27,806,071
                                                                    ------------
              FINANCIALS - 34.10%
     47,400   Allstate Corp.                                           2,851,584
     69,300   American International Group, Inc.                       4,743,585
    131,984   Bank of America Corp.                                    6,939,719
      4,800   Bear Stearns Cos., Inc.                                    791,280
    149,366   Citigroup, Inc.                                          8,234,547
     10,500   Compass Bancshares, Inc.                                   639,450
     25,000   Equity Residential, REIT                                 1,407,000
     26,300   Federal Home Loan Mortgage Corp.                         1,707,659
     20,800   General Growth Properties, Inc., REIT                    1,279,616
      6,600   Goldman Sachs Group, Inc.                                1,400,256
     96,068   J.P. Morgan Chase & Co.                                  4,892,743
      5,100   Legg Mason, Inc.                                           534,735
     21,700   Lehman Brothers Holdings, Inc.                           1,784,608
     12,800   Marshall & Ilsley Corp.                                    602,368
     11,900   Mellon Financial Corp.                                     508,606
     28,500   Merrill Lynch & Co., Inc.                                2,666,460

                                                                       Value
   Shares                                                             (Note 1)
   ------                                                           ------------
              FINANCIALS (CONTINUED)
     25,500   Morgan Stanley                                        $  2,111,145
     41,800   National City Corp.                                      1,582,130
     26,200   Prudential Financial, Inc.                               2,335,206
     17,942   Regions Financial Corp.                                    650,559
     19,400   RenaissanceRe Holdings, Ltd.                             1,033,438
      7,700   SL Green Realty Corp., REIT                              1,128,666
     20,400   St. Paul Travelers Cos., Inc.                            1,037,340
     19,800   SunTrust Banks, Inc.                                     1,645,380
     65,400   U.S. Bancorp                                             2,328,240
     33,600   UnumProvident Corp.                                        739,200
     10,900   Vornado Realty Trust, REIT                               1,333,615
     63,000   Wachovia Corp.                                           3,559,500
     24,800   Washington Mutual, Inc.                                  1,105,832
    106,600   Wells Fargo & Co.                                        3,829,072
                                                                    ------------
                                                                      65,403,539
                                                                    ------------
              HEALTH CARE - 7.30%
      9,100   Abbott Laboratories                                        482,300
      6,100   Amgen, Inc. *                                              429,257
     28,600   Bristol-Myers Squibb Co.                                   823,394
      3,300   Cigna Corp.                                                436,920
     20,100   Community Health Systems, Inc. *                           718,575
      8,600   Eli Lilly & Co.                                            465,432
     14,300   Johnson & Johnson                                          955,240
     36,100   Merck & Co., Inc.                                        1,615,475
    188,940   Pfizer, Inc.                                             4,957,786
      9,600   UnitedHealth Group, Inc.                                   501,696
     11,500   WellPoint, Inc. *                                          901,370
     34,800   Wyeth                                                    1,719,468
                                                                    ------------
                                                                      14,006,913
                                                                    ------------
              INDUSTRIALS - 6.41%
      8,000   3M Co.                                                     594,400
     13,400   CSX Corp.                                                  492,986
      6,300   Deere & Co.                                                631,764
      8,900   Eaton Corp.                                                697,315
     11,600   Emerson Electric Co.                                       521,652
     10,300   General Dynamics Corp.                                     804,945
    142,300   General Electric Co.                                     5,129,915
     21,200   Honeywell International, Inc.                              968,628
     21,800   Masco Corp.                                                697,382
     10,300   Parker Hannifin Corp.                                      852,428
     13,400   United Technologies Corp.                                  911,468
                                                                    ------------
                                                                      12,302,883
                                                                    ------------
              INFORMATION TECHNOLOGY - 4.09%
     16,100   Adobe Systems, Inc. *                                      625,807
     14,700   Automatic Data Processing, Inc.                            701,484
     12,500   Computer Sciences Corp. *                                  655,750
     48,500   EMC Corp. *                                                678,515
     29,821   Hewlett-Packard Co.                                      1,290,653
     17,900   Intel Corp.                                                375,184
     15,600   International Business Machines Corp.                    1,546,740
     13,300   Maxim Integrated Products, Inc.                            409,640
     32,400   Microsoft Corp.                                            999,864
     27,800   Motorola, Inc.                                             551,830
                                                                    ------------
                                                                       7,835,467
                                                                    ------------

              See accompanying Notes to Portfolios of Investments.

LARGE CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
COMMON STOCKS (CONTINUED)
              MATERIALS - 3.93%
     12,600   Air Products & Chemicals, Inc.                        $    940,716
     32,800   Alcoa, Inc.                                              1,059,440
     25,900   Dow Chemical Co.                                         1,075,886
      8,400   E.I. Du Pont de Nemours & Co.                              416,304
      9,700   Nucor Corp.                                                626,038
      6,900   Phelps Dodge Corp.                                         852,840
     14,700   PPG Industries, Inc.                                       974,463
     21,300   Weyerhaeuser Co.                                         1,597,500
                                                                    ------------
                                                                       7,543,187
                                                                    ------------
              TELECOMMUNICATION SERVICES - 5.86%
     10,200   Alltel Corp.                                               625,158
    169,733   AT&T, Inc.                                               6,387,034
     53,000   Sprint Nextel Corp.                                        944,990
     24,900   TELUS Corp.                                              1,150,380
     29,420   Verizon Communications, Inc.                             1,133,259
     67,222   Windstream Corp.                                         1,000,263
                                                                    ------------
                                                                      11,241,084
                                                                    ------------
              UTILITIES - 6.06%
      9,100   Dominion Resources, Inc.                                   754,936
     43,000   Duke Energy Corp.                                          846,670
     25,000   Edison International                                     1,124,500
     14,500   Entergy Corp.                                            1,346,325
     21,500   Exelon Corp.                                             1,289,785
     17,100   FirstEnergy Corp.                                        1,014,543
     32,400   FPL Group, Inc.                                          1,835,460
     19,300   Mirant Corp. *                                             659,674
     31,700   PG&E Corp.                                               1,479,756
     19,600   Southern Co.                                               715,988
     21,500   Spectra Energy Corp. *                                     561,580
                                                                    ------------
                                                                      11,629,217
                                                                    ------------
              TOTAL COMMON STOCKS
              (Cost $140,268,151)                                    184,375,520
                                                                    ------------

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
INVESTMENT COMPANIES - 4.69%
     35,308   iShares Russell 1000 Value Index
              Fund ETF                                              $  2,955,279
     10,800   SPDR Trust Series 1 ETF                                  1,553,040
  4,477,552   SSgA Prime Money Market Fund                             4,477,552
                                                                    ------------
              TOTAL INVESTMENT COMPANIES
              (Cost $8,792,640)                                        8,985,871
                                                                    ------------
TOTAL INVESTMENTS - 100.81%
(Cost $149,060,791**)                                                193,361,391
                                                                    ------------
NET OTHER ASSETS AND LIABILITIES - (0.81)%                            (1,550,646)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $191,810,745
                                                                    ============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $149,766,418.

ETF  Exchange Traded Fund.

REIT Real Estate Investment Trust.

              See accompanying Notes to Portfolios of Investments.

LARGE CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
   Shares                                                             (Note 1)
   ------                                                           ------------
COMMON STOCKS - 98.21%
              CONSUMER DISCRETIONARY - 12.02%
      8,400   Apollo Group, Inc., Class A (O)*                      $    364,560
     14,900   Bed Bath & Beyond, Inc. *                                  628,631
      3,700   Best Buy Co., Inc.                                         186,480
     44,500   Cheesecake Factory (O)*                                  1,229,535
      8,600   Coach, Inc. *                                              394,396
     29,500   Comcast Corp., Class A (O)*                              1,307,440
     20,000   CTC Media, Inc. *                                          430,200
      4,500   Harley-Davidson, Inc.                                      307,215
     15,000   Harte-Hanks, Inc.                                          406,650
     21,800   Home Depot, Inc.                                           888,132
      5,400   Kohl's Corp. *                                             382,914
     11,700   Lowe's Cos., Inc.                                          394,407
     28,000   News Corp., Class A                                        651,000
     14,000   Nike, Inc., Class B                                      1,383,340
      3,500   Omnicom Group, Inc.                                        368,200
     16,200   Panera Bread Co., Class A (O)*                             955,152
     10,300   Starbucks Corp. *                                          359,882
     11,100   Target Corp.                                               681,096
      6,900   Tiffany & Co.                                              270,894
     26,900   Time Warner, Inc.                                          588,303
     26,250   Viacom, Inc., Class B *                                  1,067,588
      8,900   Walt Disney Co.                                            313,013
     32,000   XM Satellite Radio Holdings, Inc., Class A (O)*            454,720
      9,800   Yum! Brands, Inc.                                          588,098
                                                                    ------------
                                                                      14,601,846
                                                                    ------------
              CONSUMER STAPLES - 9.79%
     16,300   Altria Group, Inc.                                       1,424,457
     13,100   Anheuser-Busch Cos., Inc.                                  667,707
     32,700   Coca-Cola Co.                                            1,565,676
     13,400   Colgate-Palmolive Co.                                      915,220
      5,800   Costco Wholesale Corp.                                     325,844
      7,400   CVS Corp.                                                  249,010
     30,800   PepsiCo, Inc.                                            2,009,392
      9,400   Procter & Gamble Co.                                       609,778
     19,800   Walgreen Co.                                               896,940
     59,800   Wal-Mart Stores, Inc.                                    2,851,862
      7,300   WM Wrigley Jr., Co.                                        376,096
                                                                    ------------
                                                                      11,891,982
                                                                    ------------
              ENERGY - 4.69%
      5,300   Baker Hughes, Inc.                                         365,859
      9,100   Cameron International Corp. (O)*                           477,750
      6,700   ENSCO International, Inc.                                  340,829
      4,300   EOG Resources, Inc.                                        297,259
     13,900   Exxon Mobil Corp.                                        1,029,990
      6,000   Marathon Oil Corp.                                         542,040
      7,900   Noble Corp.                                                592,105
     12,200   Schlumberger, Ltd.                                         774,578
     15,200   Weatherford International, Ltd. *                          613,776
     13,166   XTO Energy, Inc.                                           664,488
                                                                    ------------
                                                                       5,698,674
                                                                    ------------

                                                                       Value
   Shares                                                             (Note 1)
   ------                                                           ------------
              FINANCIALS - 8.49%
     10,100   ACE, Ltd.                                             $    583,578
     22,200   American Express Co.                                     1,292,484
      8,600   American International Group, Inc.                         588,670
      3,600   Cbot Holdings, Inc., Class A (O)*                          607,680
     19,500   Charles Schwab Corp.                                       368,940
        600   Chicago Mercantile Exchange Holdings, Inc., Class A        337,980
     22,900   Citigroup, Inc.                                          1,262,477
      6,100   Goldman Sachs Group, Inc.                                1,294,176
      6,600   Legg Mason, Inc.                                           692,010
     19,700   Mellon Financial Corp.                                     841,978
      6,800   Merrill Lynch & Co., Inc.                                  636,208
     33,200   SLM Corp.                                                1,525,872
      8,100   Wells Fargo & Co.                                          290,952
                                                                    ------------
                                                                      10,323,005
                                                                    ------------
              HEALTH CARE - 19.88%
     21,800   Abbott Laboratories                                      1,155,400
      4,100   Allergan, Inc.                                             478,511
     35,800   Amgen, Inc. *                                            2,519,246
     20,000   Boston Scientific Corp. *                                  369,876
     13,300   Bristol-Myers Squibb Co.                                   382,907
     17,800   Eli Lilly & Co.                                            963,336
     21,100   Genentech, Inc. *                                        1,843,507
     10,400   Gen-Probe, Inc. (O)*                                       537,888
     20,800   Genzyme Corp. *                                          1,367,184
      7,800   Gilead Sciences, Inc. *                                    501,696
     52,400   Johnson & Johnson                                        3,500,320
     21,100   Medco Health Solutions, Inc. *                           1,249,331
      7,100   Medimmune, Inc. *                                          246,086
     27,300   Medtronic, Inc.                                          1,459,185
     10,600   Merck & Co., Inc.                                          474,350
      7,700   PDL BioPharma, Inc. (O)*                                   157,927
     40,900   Schering-Plough Corp.                                    1,022,500
      5,200   St. Jude Medical, Inc. *                                   222,352
     12,500   Stryker Corp.                                              774,250
     52,797   Teva Pharmaceutical Industries, Ltd., ADR                1,853,175
     28,600   UnitedHealth Group, Inc.                                 1,494,636
      9,300   VCA Antech, Inc. *                                         312,666
      4,700   WellPoint, Inc. *                                          368,386
     18,327   Wyeth                                                      905,537
                                                                    ------------
                                                                      24,160,252
                                                                    ------------
              INDUSTRIALS - 10.12%
     18,700   3M Co.                                                   1,389,410
     12,300   Boeing Co.                                               1,101,588
      4,700   Burlington Northern Santa Fe Corp.                         377,692
     17,100   C.H. Robinson Worldwide, Inc. (O)                          907,155
      8,300   Caterpillar, Inc.                                          531,781
      4,200   Danaher Corp.                                              311,052
     10,100   FedEx Corp.                                              1,115,040
     92,600   General Electric Co.                                     3,338,230
      6,100   Illinois Tool Works, Inc.                                  311,039
      9,000   Monster Worldwide, Inc. *                                  444,690

              See accompanying Notes to Portfolios of Investments.

LARGE CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
COMMON STOCKS (CONTINUED)
              INDUSTRIALS (CONTINUED)
      3,600   Siemens AG, ADR (O)                                   $    398,628
      4,800   Stericycle, Inc. (O)*                                      369,600
      7,100   United Parcel Service, Inc., Class B                       513,188
     17,400   United Technologies Corp.                                1,183,548
                                                                    ------------
                                                                      12,292,641
                                                                    ------------
              INFORMATION TECHNOLOGY - 26.77%
     12,000   Adobe Systems, Inc. *                                      466,440
      9,700   Amdocs, Ltd. *                                             336,396
     14,200   Apple, Inc. *                                            1,217,366
    145,800   Cisco Systems, Inc. *                                    3,876,822
     26,400   Corning, Inc. *                                            550,176
     39,700   Dell, Inc. *                                               962,526
     20,400   eBay, Inc. *                                               660,756
     67,100   EMC Corp. *                                                938,729
      8,979   Fiserv Inc. *                                              472,026
      8,200   Google, Inc., Class A *                                  4,110,660
     29,800   Hewlett-Packard Co.                                      1,289,744
    114,300   Intel Corp.                                              2,395,728
     30,400   International Business Machines Corp.                    3,014,160
      7,200   Kla-Tencor Corp.                                           354,456
     23,300   Maxim Integrated Products, Inc.                            717,640
      7,700   MEMC Electronic Materials, Inc. (O)*                       403,480
     17,100   Micron Technology, Inc. *                                  221,445
    195,400   Microsoft Corp.                                          6,030,044
     32,500   Motorola, Inc.                                             645,125
      6,000   Network Appliance, Inc. *                                  225,600
     11,800   Nokia OYJ, ADR                                             260,780
     66,500   Oracle Corp. *                                           1,141,140
     21,700   Qualcomm, Inc.                                             817,222
     28,300   Texas Instruments, Inc.                                    882,677
     19,200   Yahoo!, Inc. *                                             543,552
                                                                    ------------
                                                                      32,534,690
                                                                    ------------
              MATERIALS - 2.88%
     18,300   E.I. Du Pont de Nemours & Co.                              906,948
     31,000   Monsanto Co.                                             1,707,790
     13,400   Nalco Holding Co. *                                        308,066
     12,900   Newmont Mining Corp.                                       581,790
                                                                    ------------
                                                                       3,504,594
                                                                    ------------
              TELECOMMUNICATION SERVICES - 2.23%
     59,900   NeuStar, Inc., Class A (O)*                              1,850,311
     11,700   NII Holdings, Inc. (O)*                                    863,460
                                                                    ------------
                                                                       2,713,771
                                                                    ------------
              UTILITIES - 1.34%
      9,300   Exelon Corp.                                               557,907
     23,800   Mirant Corp. *                                             813,484
      3,600   Veolia Environment, ADR                                    253,872
                                                                    ------------
                                                                       1,625,263
                                                                    ------------
              TOTAL COMMON STOCKS
              (Cost $107,575,220)                                    119,346,718
                                                                    ------------

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
INVESTMENT COMPANY - 3.86%
  4,688,918   SSgA Prime Money Market Fund                          $  4,688,918
                                                                    ------------
              TOTAL INVESTMENT COMPANY
              (Cost $4,688,918)                                        4,688,918
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN - 7.02%
  8,524,491   State Street Navigator Securities
              Lending Portfolio (I)                                    8,524,491
                                                                    ------------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN
              (Cost $8,524,491)                                        8,524,491
                                                                    ------------
TOTAL INVESTMENTS - 109.08%
(Cost $120,788,629**)                                                132,560,127
                                                                    ------------
NET OTHER ASSETS AND LIABILITIES - (9.08)%                           (11,034,893)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $121,525,234
                                                                    ============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $121,234,657.

(I) Represents investments of cash collateral received in connection with securities lending.

(O)  All (or portion of security) on loan.

ADR  American Depository Receipt.

              See accompanying Notes to Portfolio of Investments.

MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
COMMON STOCKS - 94.63%
              CONSUMER DISCRETIONARY - 13.69%
      2,100   Autoliv, Inc.                                         $    126,714
      3,000   Black & Decker Corp.                                       261,840
      4,700   Catalina Marketing Corp. (O)                               134,185
      5,100   Cato Corp., Class A (O)                                    115,107
      2,600   Centex Corp.                                               139,594
      4,400   Darden Restaurants, Inc.                                   172,216
      5,500   Dow Jones & Co, Inc. (O)                                   207,405
      5,000   Eastman Kodak Co. (O)                                      129,300
     31,000   Ford Motor Co. (O)                                         252,030
      5,500   Fortune Brands, Inc. (O)                                   460,460
      9,400   Gannett Co., Inc.                                          546,516
     10,900   Goodyear Tire & Rubber Co. (O)*                            269,121
      3,000   J.C. Penney Co., Inc.                                      243,720
     10,600   JOS A Bank Clothiers, Inc. (O)*                            328,176
      2,800   Kb Home                                                    151,816
      3,700   Liberty Media Corp. - Capital, Series A *                  378,510
      8,300   Lowe's Cos., Inc.                                          279,793
      9,500   Ltd. Brands, Inc.                                          265,430
     10,900   Mattel, Inc.                                               265,524
      4,400   Matthews International Corp., Class A (O)                  178,420
      3,200   Modine Manufacturing Co. (O)                                83,712
      4,200   Nike, Inc., Class B                                        415,002
     11,900   O'Reilly Automotive, Inc. (O)*                             415,429
      4,400   Pulte Homes, Inc.                                          151,096
      4,900   Rare Hospitality International, Inc. (O)*                  154,546
     15,400   Saks, Inc. (O)                                             288,904
      1,500   Sears Holdings Corp. *                                     264,975
      2,300   Sonic Corp. (O)*                                            51,083
      8,900   Stage Stores, Inc.                                         285,601
      3,500   Standard-Pacific Corp. (O)                                  96,040
      4,800   Starwood Hotels & Resorts Worldwide, Inc.                  300,384
      3,400   Talbots, Inc. (O)                                           80,240
      5,900   Tempur-Pedic International, Inc. (O)*                      140,420
      8,000   Tiffany & Co.                                              314,080
      9,900   TJX Cos., Inc.                                             292,743
      5,200   Valassis Communications, Inc. (O)*                          79,924
      3,000   VF Corp.                                                   227,610
        400   Washington Post Co. (O)                                    305,080
      5,300   WCI Communities, Inc. (O)*                                 114,745
      6,800   Wendy's International, Inc.                                230,928
      7,300   Yankee Candle Co., Inc.                                    252,799
                                                                    ------------
                                                                       9,451,218
                                                                    ------------
              CONSUMER STAPLES - 6.42%
      9,900   Casey's General Stores, Inc. (O)                           252,648
      8,700   Coca-Cola Enterprises, Inc.                                178,524
     15,400   ConAgra Foods, Inc.                                        395,934
      7,000   Constellation Brands, Inc., Class A *                      173,180
      7,500   Costco Wholesale Corp.                                     421,350
     13,900   Hain Celestial Group, Inc. *                               408,660
      4,500   Herbalife, Ltd. (O)*                                       147,600
      4,400   Hormel Foods Corp.                                         166,760
     17,600   Kroger Co.                                                 450,560
      5,900   Lance, Inc. (O)                                            125,493

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
              CONSUMER STAPLES (CONTINUED)
      3,800   Loews Corp. - Carolina Group                          $    260,452
      7,800   McCormick & Co., Inc.                                      304,512
      2,800   Pepsi Bottling Group, Inc.                                  88,564
     12,600   Safeway, Inc.                                              453,978
      6,403   Supervalu, Inc.                                            243,186
      5,100   Universal Corp. (O)                                        246,483
      2,000   UST, Inc. (O)                                              114,880
                                                                    ------------
                                                                       4,432,764
                                                                    ------------
              ENERGY - 5.69%
     17,700   Chesapeake Energy Corp. (O)                                524,097
      8,850   Encore Acquisition Co. (O)*                                229,658
      4,400   ENSCO International, Inc.                                  223,828
      3,100   FMC Technologies, Inc. *                                   191,983
      7,000   Forest Oil Corp. (O)*                                      223,440
      8,400   Hess Corp.                                                 453,516
      4,200   Murphy Oil Corp.                                           208,782
      5,800   Newfield Exploration Co. *                                 248,298
      5,400   Noble Energy, Inc.                                         288,414
      5,500   Pioneer Natural Resources Co.                              225,500
      4,400   Plains Exploration & Production Co. *                      212,256
      4,600   Smith International, Inc. (O)                              182,528
      2,900   Sunoco, Inc.                                               183,077
      3,200   Tesoro Corp.                                               263,648
      5,900   Whiting Petroleum Corp. (O)*                               268,863
                                                                    ------------
                                                                       3,927,888
                                                                    ------------
              FINANCIALS - 30.08%
      8,600   Ameriprise Financial, Inc.                                 507,056
     12,300   Archstone-Smith Trust, REIT                                777,483
      9,800   Ares Capital Corp.                                         194,432
      6,000   Asset Acceptance Capital Corp. (O)*                         92,580
      7,760   Associated Banc-Corp. (O)                                  264,771
      8,300   Assured Guaranty, Ltd. (O)                                 217,792
      5,100   Bank of America Corp.                                      268,158
      2,200   Bear Stearns Cos., Inc.                                    362,670
      5,900   Boston Properties, Inc., REIT                              743,931
      5,300   Capital One Financial Corp.                                426,120
     11,100   CIT Group, Inc.                                            654,456
     15,200   Colonial BancGroup, Inc. (O)                               373,008
      6,300   Compass Bancshares, Inc. (O)                               383,670
      2,900   Cousins Properties, Inc., REIT (O)                         113,506
      2,775   Delphi Financial Group, Class A                            109,446
      5,700   Equity Inns, Inc., REIT (O)                                 94,050
      7,500   Equity Residential, REIT                                   422,100
      3,800   Everest Re Group, Ltd.                                     355,680
      5,700   Federated Investors, Inc., Class B                         201,267
      2,300   Financial Federal Corp. (O)                                 65,780
      4,200   First Horizon National Corp. (O)                           183,120
      2,600   First Midwest Bancorp, Inc. (O)                             97,604
      5,200   General Growth Properties, Inc., REIT                      319,904
      4,700   Hartford Financial Services Group, Inc.                    446,077
      2,800   IndyMac Bancorp, Inc.                                      108,892
      1,800   Innkeepers USA Trust, REIT                                  29,502
      4,400   International Bancshares Corp. (O)                         128,964
      2,300   IPC Holdings, Ltd. (O)                                      67,735
     11,000   iStar Financial, Inc., REIT                                551,650
      5,900   J.P. Morgan Chase & Co.                                    300,487
     17,000   Keycorp                                                    648,890
     16,900   Kimco Realty Corp., REIT                                   838,240

              See accompanying Notes to Portfolio of Investments.

MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
COMMON STOCKS (CONTINUED)
              FINANCIALS (CONTINUED)
      5,400   Legg Mason, Inc.                                      $    566,190
      5,400   Lincoln National Corp.                                     362,556
      2,200   M&T Bank Corp.                                             266,882
     10,700   Marshall & Ilsley Corp.                                    503,542
      3,000   MB Financial, Inc. (O)                                     110,760
      3,800   MBIA, Inc. (O)                                             272,954
     12,700   Medical Properties Trust, Inc., REIT (O)                   198,501
      9,200   Mellon Financial Corp. (O)                                 393,208
      3,300   Merrill Lynch & Co., Inc.                                  308,748
      5,800   NewAlliance Bancshares, Inc. (O)                            92,800
      5,100   PartnerRe, Ltd. (O)                                        346,800
      1,900   Pennsylvania Real Estate Investment Trust, REIT             81,130
      5,900   Platinum Underwriters Holdings, Ltd. (Bermuda) (O)         176,115
     13,700   Prologis, REIT                                             890,500
      1,600   PS Business Parks, Inc., REIT                              120,336
      3,100   RAIT Investment Trust, REIT (O)                            115,909
      5,000   Rayonier, Inc., REIT                                       216,000
      8,400   Realty Income Corp., REIT                                  241,752
      5,100   Reinsurance Group of America, Inc. (O)                     296,565
      7,600   RenaissanceRe Holdings, Ltd.                               404,852
      3,900   Safeco Corp.                                               249,639
      6,400   Simon Property Group, Inc., REIT                           732,096
      5,600   SLM Corp.                                                  257,376
     11,100   TCF Financial Corp. (O)                                    281,718
      7,700   Universal American Financial Corp. (O)*                    145,145
     22,300   UnumProvident Corp. (O)                                    490,600
      9,300   U-Store-It Trust, REIT (O)                                 204,321
      3,400   Ventas, Inc., REIT                                         157,250
      6,700   Vornado Realty Trust, REIT                                 819,745
      5,700   Washington Mutual, Inc. (O)                                254,163
      3,000   Webster Financial Corp. (O)                                149,460
      2,100   Westamerica Bancorp. (O)                                   104,685
      7,103   Zions Bancorp.                                             602,476
                                                                    ------------
                                                                      20,763,795
                                                                    ------------
              HEALTH CARE - 4.77%
      7,700   Amsurg Corp. (O)*                                          169,400
      5,500   Centene Corp. *                                            137,060
      6,000   Charles River Laboratories International, Inc. (O)*        270,000
      2,900   Cigna Corp.                                                383,960
      3,800   Dentsply International, Inc.                               117,192
      9,700   IMS Health, Inc.                                           279,942
      9,700   McKesson Corp.                                             540,775
      5,100   Medco Health Solutions, Inc. *                             301,971
     14,100   Millennium Pharmaceuticals, Inc. (O)*                      156,510
      4,600   Omnicare, Inc. (O)                                         184,874
      9,032   Thermo Fisher Scientific, Inc. *                           432,181
      3,000   Varian, Inc. *                                             160,530
      3,200   Wyeth                                                      158,112
                                                                    ------------
                                                                       3,292,507
                                                                    ------------

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
              INDUSTRIALS - 8.68%
      6,200   Acco Brands Corp. (O)*                                $    149,606
      3,300   Acuity Brands, Inc. (O)                                    191,433
     13,900   Airtran Holdings, Inc. (O)*                                153,873
      4,700   Albany International Corp., Class A (O)                    159,518
      6,500   AMR Corp. (O)*                                             240,825
      2,300   Avery Dennison Corp.                                       157,228
      5,700   Belden CDT, Inc. (O)                                       246,525
      4,600   Carlisle Cos., Inc. (O)                                    374,624
      6,700   Eaton Corp.                                                524,945
      2,400   Flowserve Corp. *                                          124,852
      2,700   GATX Corp.                                                 123,120
      4,887   Genesee & Wyoming, Inc., Class A (O)*                      137,765
      3,500   Graco, Inc. (O)                                            142,695
      4,300   Ingersoll-Rand Co., Ltd., Class A                          184,384
      4,800   L-3 Communications Holdings, Inc.                          395,232
      4,000   Mueller Industries, Inc.                                   130,280
      4,700   Parker Hannifin Corp.                                      388,972
      5,900   Pitney Bowes, Inc.                                         282,433
      7,900   R.R. Donnelley & Sons Co.                                  293,090
      2,900   Republic Services, Inc.                                    125,425
      5,000   Simpson Manufacturing Co., Inc. (O)                        163,550
      9,300   Timken Co.                                                 266,073
      4,100   United Stationers, Inc. (O)*                               208,936
      3,300   USG Corp. (O)*                                             176,880
      5,900   W.W. Grainger, Inc.                                        458,135
      4,400   YRC Worldwide, Inc. (O)*                                   195,140
                                                                    ------------
                                                                       5,995,539
                                                                    ------------
              INFORMATION TECHNOLOGY - 7.07%
      5,600   Affiliated Computer Services, Inc., Class A *              274,344
      6,900   Altera Corp. *                                             138,345
     12,400   Arrow Electronics, Inc. *                                  437,100
     12,200   Avaya, Inc. *                                              156,526
     15,200   CA, Inc.                                                   373,160
      7,300   Citrix Systems, Inc. *                                     231,191
      7,300   Computer Sciences Corp. (O)*                               382,958
      9,100   Convergys Corp. (O)*                                       236,964
      2,600   Diebold, Inc. (O)                                          120,510
     10,100   Electronic Data Systems Corp.                              265,731
      5,100   Electronics for Imaging (O)*                               117,555
      8,300   Intersil Corp., Class A                                    195,548
      6,800   Juniper Networks, Inc. *                                   123,216
     21,200   LSI Logic Corp. (O)*                                       199,280
      3,600   MAXIMUS, Inc.                                              108,540
     12,600   Micron Technology, Inc. (O)*                               163,170
      8,100   Molex, Inc. (O)                                            238,059
     10,200   NAM TAI Electronics, Inc.                                  137,904
     10,700   Novellus Systems, Inc. (O)*                                329,881
     22,700   Tellabs, Inc. *                                            228,589
     19,100   Xerox Corp. *                                              328,520
      4,400   Xyratex Ltd. *                                              92,312
                                                                    ------------
                                                                       4,879,403
                                                                    ------------
              MATERIALS - 4.63%
      7,800   Air Products & Chemicals, Inc.                             582,348
      2,600   Aptargroup, Inc. (O)                                       158,626
      3,300   Bemis Co.                                                  111,903

              See accompanying Notes to Portfolio of Investments.

MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
COMMON STOCKS (CONTINUED)
              MATERIALS (CONTINUED)
      3,700   Compass Minerals International, Inc. (O)              $    114,811
      4,000   E.I. Du Pont de Nemours & Co.                              198,240
      5,900   Freeport-McMoRan Copper & Gold, Inc., Class B (O)          339,309
     11,800   Novelis, Inc.                                              434,712
      8,400   PPG Industries, Inc. (O)                                   556,836
      9,100   Rohm & Haas Co.                                            473,746
      2,700   United States Steel Corp.                                  225,423
                                                                    ------------
                                                                       3,195,954
                                                                    ------------
              TELECOMMUNICATION SERVICES - 2.11%
     12,600   Citizens Communications Co.                                184,716
     14,400   NeuStar, Inc., Class A (O)*                                444,816
      5,000   NII Holdings, Inc. *                                       369,000
     26,600   Qwest Communications International, Inc. (O)*              216,790
     16,200   Windstream Corp.                                           241,056
                                                                    ------------
                                                                       1,456,378
                                                                    ------------
              UTILITIES - 11.49%
      5,500   Alliant Energy Corp. (O)                                   199,925
      6,200   Ameren Corp. (O)                                           329,282
     15,300   American Electric Power Co., Inc.                          666,009
      3,400   Atmos Energy Corp. (O)                                     106,216
      6,700   Consolidated Edison, Inc. (O)                              323,476
      4,600   Constellation Energy Group, Inc.                           333,730
     14,200   Edison International                                       638,716
      8,400   Entergy Corp.                                              779,940
     14,200   Mirant Corp. *                                             485,356
      1,700   New Jersey Resources Corp. (O)                              79,220
      5,400   NRG Energy, Inc. (O)*                                      323,622
     12,400   NSTAR (O)                                                  414,160
     15,400   PG&E Corp.                                                 718,872
      6,750   PNM Resources, Inc. (O)                                    205,740
     19,200   PPL Corp.                                                  683,520
      5,100   Progress Energy, Inc.                                      242,454
      7,800   Sempra Energy                                              447,564
      5,900   UGI Corp. (O)                                              161,719
      6,600   Westar Energy, Inc. (O)                                    175,296
      2,400   WGL Holdings, Inc. (O)                                      75,912
     23,200   Xcel Energy, Inc.                                          541,256
                                                                    ------------
                                                                       7,931,985
                                                                    ------------
              TOTAL COMMON STOCKS
              (Cost $54,114,213)                                      65,327,431
                                                                    ------------

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
INVESTMENT COMPANIES - 3.52%
     13,900   Consumer Discretionary Select Sector SPDR Fund ETF    $    548,494
     20,600   iShares Russell 1000 Growth Index Fund ETF               1,164,106
      4,100   Nasdaq-100 Trust Series 1 ETF (O)                          180,687
    536,220   SSgA Prime Money Market Fund                               536,220
                                                                    ------------
              TOTAL INVESTMENT COMPANIES
              (Cost $2,292,684)                                        2,429,507
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN - 21.69%
 14,976,323   State Street Navigator Securities
              Lending Portfolio (I)                                   14,976,323
                                                                    ------------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN
              (Cost $14,976,323)                                      14,976,323
                                                                    ------------
TOTAL INVESTMENTS - 119.84%
(Cost $71,383,220**)                                                  82,733,261
                                                                    ------------
NET OTHER ASSETS AND LIABILITIES - (19.84)%                          (13,697,218)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $ 69,036,043
                                                                    ============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $71,441,750.

(I) Represents investments of cash collateral received in connection with securities lending.

(O)  All (or portion of security) on loan.

ETF  Exchange Traded Fund.

REIT Real Estate Investment Trust.

              See accompanying Notes to Portfolios of Investments.

MID CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
COMMON STOCKS - 96.86%
              CONSUMER DISCRETIONARY - 17.79%
     10,200   Abercrombie & Fitch Co., Class A (O)                  $    811,308
     52,900   Carter's, Inc. (O)*                                      1,343,660
     47,700   Coldwater Creek, Inc. (O)*                                 889,605
     24,300   DreamWorks Animation SKG, Inc., Class A *                  684,774
      3,500   Gildan Activewear, Inc. (O)*                               174,440
     21,300   JOS A Bank Clothiers, Inc. (O)*                            659,448
     30,000   O'Reilly Automotive, Inc. (O)*                           1,047,300
     16,100   Penn National Gaming, Inc. *                               705,502
     27,700   Priceline.com, Inc. *                                    1,180,574
     23,800   Quiksilver, Inc. (O)*                                      338,198
     23,500   Rare Hospitality International, Inc. (O)*                  741,190
      9,900   Red Robin Gourmet Burgers, Inc. *                          353,925
     20,500   Steiner Leisure, Ltd. *                                    958,580
     16,000   Tween Brands, Inc. (O)*                                    547,040
      8,200   Zumiez, Inc. (O)*                                          269,780
                                                                    ------------
                                                                      10,705,324
                                                                    ------------
              CONSUMER STAPLES - 0.50%
      7,900   Hansen Natural Corp. (O)*                                  300,911
                                                                    ------------
              ENERGY - 11.6%
     20,300   Atwood Oceanics, Inc. *                                    981,911
     16,100   BJ Services Co.                                            445,326
     50,000   Complete Production Services, Inc. (O)*                    993,500
      1,300   National Oilwell Varco, Inc. *                              78,832
     16,100   Noble Corp.                                              1,206,695
     25,700   Noble Energy, Inc.                                       1,372,637
     48,100   Patterson-UTI Energy, Inc. (O)                           1,161,615
     25,600   Pride International, Inc. *                                737,536
                                                                    ------------
                                                                       6,978,052
                                                                    ------------
              FINANCIALS - 12.63%
     17,030   Affiliated Managers Group, Inc. (O)*                     1,897,142
     58,500   E*Trade Financial Corp. *                                1,426,230
      2,300   IntercontinentalExchange, Inc. (O)*                        300,265
     21,800   Nasdaq Stock Market, Inc. (O)*                             742,944
     21,690   Nuveen Investments, Inc., Class A (O)                    1,073,655
     31,500   optionsXpress Holdings, Inc. (O)                           748,125
     42,800   WR Berkley Corp.                                         1,416,252
                                                                    ------------
                                                                       7,604,613
                                                                    ------------
              HEALTH CARE - 15.6%
     21,833   Amedisys, Inc. (O)*                                        705,643
      1,300   Beckman Coulter, Inc.                                       83,497
      7,000   Celgene Corp. (O)*                                         375,760
     15,600   Cephalon, Inc. (O)*                                      1,129,596
     22,100   Coventry Health Care, Inc. (O)*                          1,139,255
     33,800   Health Net, Inc. (O)*                                    1,646,398

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
              HEALTH CARE (CONTINUED)
     16,400   Hologic, Inc. (O)*                                    $    911,020
     13,600   Hospira, Inc. *                                            500,208
     10,200   Invitrogen Corp. *                                         624,546
     17,700   Omnicare, Inc. (O)                                         711,363
     17,600   Patterson Cos., Inc. (O)*                                  661,936
     15,800   Waters Corp. *                                             895,702
                                                                    ------------
                                                                       9,384,924
                                                                    ------------
              INDUSTRIALS - 15.06%
     29,900   Graco, Inc. (O)                                          1,219,023
     27,600   Joy Global, Inc.                                         1,282,572
     13,900   Manpower, Inc. (O)                                       1,013,727
     19,300   Monster Worldwide, Inc. *                                  953,613
      2,000   Navigant Consulting, Inc. *                                 41,560
     27,100   Oshkosh Truck Corp.                                      1,430,880
     16,700   Precision Castparts Corp. (O)                            1,484,463
     14,500   Resources Connection, Inc. (O)*                            455,300
     20,800   Terex Corp. (O)*                                         1,183,312
                                                                    ------------
                                                                       9,064,450
                                                                    ------------
              INFORMATION TECHNOLOGY - 21.96%
      7,000   Akamai Technologies, Inc. (O)*                             393,260
     32,700   Alliance Data Systems Corp. (O)*                         2,221,311
     21,400   Amphenol Corp., Class A                                  1,449,208
     22,700   Autodesk, Inc. (O)*                                        992,444
     48,800   Benchmark Electronics, Inc. *                            1,105,320
      6,700   Cognizant Technology Solutions Corp., Class A (O)*         571,443
      5,000   DST Systems, Inc. (O)*                                     352,400
     35,300   Flir Systems, Inc. (O)*                                  1,091,123
     55,800   Foundry Networks, Inc. (O)*                                807,426
     28,700   Lam Research Corp. (O)*                                  1,314,747
        200   MEMC Electronic Materials, Inc. (O)*                        10,480
     15,800   Polycom, Inc. (O)*                                         531,196
     49,400   QLogic Corp. *                                             904,020
     10,500   SanDisk Corp. (O)*                                         422,100
      6,700   Sirf Technology Holdings, Inc. (O)*                        196,712
     20,800   Varian Semiconductor Equipment Associates, Inc. (O)*       855,920
                                                                    ------------
                                                                      13,219,110
                                                                    ------------
              TELECOMMUNICATION SERVICES - 1.72%
     20,100   NeuStar, Inc., Class A (O)*                                620,889
     28,300   Syniverse Holdings, Inc. (O)*                              415,444
                                                                    ------------
                                                                       1,036,333
                                                                    ------------
              TOTAL COMMON STOCKS
              (Cost $52,754,097)                                      58,293,717
                                                                    ------------
INVESTMENT COMPANY - 1.88%
  1,133,104   SSgA Prime Money Market Fund                             1,133,104
                                                                    ------------
              TOTAL INVESTMENT COMPANY
              (Cost $1,133,104)                                        1,133,104
                                                                    ------------

              See accompanying Notes to Portfolios of Investments.

MID CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
COLLATERAL FOR SECURITIES ON LOAN - 20.35%
 12,250,505   State Street Navigator Securities
              Lending Portfolio (I)                                 $ 12,250,505
                                                                    ------------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN
              (Cost $12,250,505)                                      12,250,505
                                                                    ------------
TOTAL INVESTMENTS - 119.09%
(Cost $66,137,706**)                                                  71,677,326
                                                                    ------------
NET OTHER ASSETS AND LIABILITIES - (19.09)%                          (11,489,305)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $ 60,188,021
                                                                    ============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $66,717,797.

(I) Represents investments of cash collateral received in connection with securities lending.

(O)  All (or portion of security) on loan.

              See accompanying Notes to Portfolios of Investments.

SMALL CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
   Shares                                                              (Note 1)
   ------                                                            -----------
COMMON STOCKS - 92.62%
              CONSUMER DISCRETIONARY - 15.70%
      3,500   Catalina Marketing Corp.                               $    99,925
      5,400   Cato Corp., Class A                                        121,878
      1,800   CEC Entertainment, Inc. *                                   76,122
      5,700   Helen of Troy Ltd. *                                       137,427
      3,700   Matthews International Corp., Class A                      150,035
      1,300   Meritage Homes Corp. *                                      57,785
      2,400   Modine Manufacturing Co.                                    62,784
      3,900   Rare Hospitality International, Inc. *                     123,006
      1,800   Sonic Corp. *                                               39,978
      6,800   Stage Stores, Inc.                                         218,212
      3,700   Talbots, Inc.                                               87,320
      5,000   Tempur-Pedic International, Inc. *                         119,000
      4,000   Unifirst Corp.                                             166,120
      4,400   Valassis Communications, Inc. *                             67,628
      4,000   WCI Communities, Inc. *                                     86,600
                                                                     -----------
                                                                       1,613,820
                                                                     -----------
              CONSUMER STAPLES - 5.98%
      7,500   Casey's General Stores, Inc.                               191,400
      3,300   Herbalife, Ltd. *                                          108,240
      4,800   Lance, Inc.                                                102,096
      4,400   Universal Corp.                                            212,652
                                                                     -----------
                                                                         614,388
                                                                     -----------
              ENERGY - 4.14%
      8,300   Encore Acquisition Co. *                                   215,385
      4,600   Whiting Petroleum Corp. *                                  209,622
                                                                     -----------
                                                                         425,007
                                                                     -----------
              FINANCIALS - 26.02%
      3,100   Acadia Realty Trust, REIT                                   79,639
      7,500   Ares Capital Corp.                                         148,800
      6,100   Asset Acceptance Capital Corp. *                            94,123
     10,100   Assured Guaranty, Ltd.                                     265,024
      4,200   Asta Funding, Inc.                                         135,324
      2,200   Cousins Properties, Inc., REIT                              86,108
      3,100   Delphi Financial Group, Class A                            122,264
      4,200   Equity Inns, Inc., REIT                                     69,300
      2,800   Financial Federal Corp.                                     80,080
      2,200   First Midwest Bancorp, Inc.                                 82,588
      5,000   Innkeepers USA Trust, REIT                                  81,950
      3,300   International Bancshares Corp.                              96,723
      2,400   IPC Holdings, Ltd.                                          70,680
      2,600   Maguire Properties, Inc., REIT                             112,970
      2,400   MB Financial, Inc.                                          88,608
      6,300   NewAlliance Bancshares, Inc.                               100,800
      1,500   Pennsylvania Real Estate Investment Trust, REIT             64,050
      4,600   Platinum Underwriters Holdings, Ltd. (Bermuda)             137,310
      1,300   PS Business Parks, Inc., REIT                               97,773
      2,600   RAIT Investment Trust, REIT                                 97,214
      7,900   Realty Income Corp., REIT                                  227,362

                                                                         Value
   Shares                                                              (Note 1)
   ------                                                            -----------
              FINANCIALS (CONTINUED)
      5,900   Universal American Financial Corp. *                   $   111,215
      7,200   U-Store-It Trust, REIT                                     158,184
      1,300   Westamerica Bancorp.                                        64,805
                                                                     -----------
                                                                       2,672,894
                                                                     -----------
              HEALTH CARE - 4.47%
      6,600   Amsurg Corp. *                                             145,200
      4,600   Centene Corp. *                                            114,632
      2,200   Icon PLC, ADR *                                             82,060
      2,200   Varian, Inc. *                                             117,722
                                                                     -----------
                                                                         459,614
                                                                     -----------
              INDUSTRIALS - 22.35%
      6,000   Acco Brands Corp. *                                        144,780
      2,700   Acuity Brands, Inc.                                        156,627
     10,700   Airtran Holdings, Inc. *                                   118,449
      4,400   Albany International Corp., Class A                        149,336
      5,300   Belden CDT, Inc.                                           229,225
      9,600   Bowne & Co., Inc.                                          144,384
      4,100   Carlisle Cos., Inc.                                        333,904
      9,200   Deswell Industries, Inc.                                   109,940
      4,400   Genesee & Wyoming, Inc., Class A *                         124,036
      4,300   Mueller Industries, Inc.                                   140,051
      4,800   Quixote Corp.                                               99,696
      3,900   Simpson Manufacturing Co., Inc.                            127,569
      4,200   Trex Co., Inc. *                                           112,392
      3,100   United Stationers, Inc. *                                  157,976
      8,400   Vitran Corp., Inc. *                                       147,924
                                                                     -----------
                                                                       2,296,289
                                                                     -----------
              INFORMATION TECHNOLOGY - 3.63%
      3,900   Electronics for Imaging *                                   89,895
      3,200   MAXIMUS, Inc.                                               96,480
      7,900   NAM TAI Electronics, Inc.                                  106,808
      3,800   Xyratex Ltd. *                                              79,724
                                                                     -----------
                                                                         372,907
                                                                     -----------
              MATERIALS - 5.73%
      2,400   Aptargroup, Inc.                                           146,424
      3,100   Compass Minerals International, Inc.                        96,193
      9,400   Novelis, Inc.                                              346,296
                                                                     -----------
                                                                         588,913
                                                                     -----------
              TELECOMMUNICATION SERVICES - 0.76%
      2,600   Atlantic Tele-Network, Inc.                                 78,104
                                                                     -----------
              UTILITIES - 3.84%
      1,800   New Jersey Resources Corp.                                  83,880
      5,100   PNM Resources, Inc.                                        155,448
      3,700   Westar Energy, Inc.                                         98,272
      1,800   WGL Holdings, Inc.                                          56,934
                                                                     -----------
                                                                         394,534
                                                                     -----------
              TOTAL COMMON STOCKS
              (Cost $9,229,326)                                        9,516,470
                                                                     -----------

              See accompanying Notes to Portfolios of Investments.

SMALL CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
 Par Value                                                             (Note 1)
-----------                                                          -----------
CERTIFICATE OF DEPOSIT - 1.47%
$   150,740   State Street Eurodollar
              2.800%, due 02/01/07                                   $   150,740
                                                                     -----------
              TOTAL CERTIFICATE OF DEPOSIT
              (Cost $150,740)                                            150,740
                                                                     -----------

   Shares
   ------
INVESTMENT COMPANY - 4.44%
    456,091   SSgA Prime Money Market Fund                               456,091
                                                                     -----------
              TOTAL INVESTMENT COMPANY
              (Cost $456,091)                                            456,091
                                                                     -----------
TOTAL INVESTMENTS - 98.53%
(Cost $9,836,157**)                                                   10,123,301
                                                                     -----------
NET OTHER ASSETS AND LIABILITIES - 1.47%                                 150,916
                                                                     -----------
TOTAL NET ASSETS - 100.00%                                           $10,274,217
                                                                     ===========

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $9,838,192.

ADR  American Depository Receipt. PLC Public Limited Company.

REIT Real Estate Investment Trust.

              See accompanying Notes to Portfolios of Investments.

SMALL CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
   Shares                                                              (Note 1)
   ------                                                            -----------
COMMON STOCKS - 96.26%
              CONSUMER DISCRETIONARY - 11.70%
      1,400   Blyth, Inc.                                            $    29,106
        600   Children's Place Retail Stores, Inc. *                      32,526
      2,500   Circuit City Stores, Inc.                                   51,025
      1,000   Citi Trends, Inc. *                                         39,410
      4,100   CKE Restaurants, Inc.                                       81,057
      4,900   Coldwater Creek, Inc. *                                     91,385
      1,800   Deckers Outdoor Corp. *                                    104,958
      2,900   Dover Downs Gaming &
              Entertainment, Inc.                                         37,961
      3,100   DreamWorks Animation SKG, Inc., Class A *                   87,358
        600   Focus Media Holding, Ltd., ADR *                            49,596
      1,600   GameStop Corp. *                                            85,488
      1,600   Genesco, Inc. *                                             63,024
      1,000   Gymboree Corp. *                                            43,290
        600   JOS A Bank Clothiers, Inc. *                                18,576
      1,400   MarineMax, Inc. *                                           33,824
      1,400   Mothers Work, Inc. *                                        46,830
      1,800   Pinnacle Entertainment, Inc. *                              62,154
      1,000   Rare Hospitality International, Inc. *                      31,540
      1,600   Select Comfort Corp. *                                      29,504
      3,900   Stein Mart, Inc.                                            52,689
        600   Tempur-Pedic International, Inc. *                          14,280
      4,500   Tivo, Inc. *                                                24,075
      2,000   Trump Entertainment Resorts, Inc. *                         35,520
        600   Volcom, Inc. *                                              19,194
      2,400   Warnaco Group, Inc. *                                       67,896
      2,000   WMS Industries, Inc. *                                      79,320
                                                                     -----------
                                                                       1,311,586
                                                                     -----------
              CONSUMER STAPLES - 2.71%
        400   Central European Distribution Corp. *                       11,796
      1,800   Central Garden and Pet Co. *                                80,622
      1,400   Great Atlantic & Pacific Tea Co.                            40,418
      2,400   Imperial Sugar Co.                                          74,760
      2,400   John B. Sanfilippo & SON *                                  32,808
        800   Pantry, Inc. *                                              39,048
        200   Universal Corp.                                              9,666
      1,000   Wild Oats Markets, Inc. *                                   14,530
                                                                     -----------
                                                                         303,648
                                                                     -----------
              ENERGY - 7.12%
      1,000   Arch Coal, Inc.                                             29,720
      2,000   Cabot Oil & Gas Corp.                                      129,720
        600   Carrizo Oil & Gas, Inc. *                                   17,220
        800   Foundation Coal Holdings, Inc.                              26,624
      3,100   Frontier Oil Corp.                                          88,071
        400   Holly Corp.                                                 21,076
        800   Lufkin Industries, Inc.                                     47,880
      1,600   NATCO Group, Inc. *                                         55,616
        800   Newfield Exploration Co. *                                  34,248
        800   Tesoro Corp.                                                65,912
      2,500   Trico Marine Services, Inc. *                               81,325
      1,000   Universal Compression Holdings, Inc. *                      60,440
      3,100   W-H Energy Services, Inc. *                                140,678
                                                                     -----------
                                                                         798,530
                                                                     -----------

                                                                        Value
   Shares                                                              (Note 1)
   ------                                                            -----------
              FINANCIALS - 9.72%
      1,400   21st Century Holding Co.                               $    32,200
      2,500   Advanta Corp.                                              116,025
      2,900   American Physicians Capital, Inc. *                        112,230
      3,100   Calamos Asset Management, Inc.                              84,909
      1,800   Corus Bankshares, Inc.                                      38,340
        600   Dollar Financial Corp. *                                    19,218
      2,000   Ezcorp, Inc. *                                              33,460
        800   First Republic Bank/San Francisco, CA                       42,976
        800   GFI Group, Inc. *                                           51,184
        400   IntercontinentalExchange, Inc. *                            52,220
      1,800   Odyssey Re Holdings Corp.                                   71,010
      2,400   Phoenix Cos, Inc.                                           36,072
      1,600   Selective Insurance Group                                   82,320
        200   Sterling Financial Corp.                                     6,634
      1,250   SWS Group, Inc.                                             31,537
      2,900   Tanger Factory Outlet Centers, REIT                        117,740
      1,000   Tower Group, Inc.                                           33,600
      3,300   Vineyard National Bancorp                                   82,071
      1,000   Zenith National Insurance Corp.                             45,700
                                                                     -----------
                                                                       1,089,446
                                                                     -----------
              HEALTH CARE - 16.74%
      4,900   Alkermes, Inc. *                                            73,108
        600   Amerigroup Corp. *                                          21,756
      4,900   Atherogenics, Inc. *                                        57,820
      5,300   Bradley Pharmaceuticals, Inc. *                            106,583
      2,400   Collagenex Pharmaceuticals, Inc. *                          35,976
      1,000   Corvel Corp. *                                              47,130
      4,900   Cutera, Inc. *                                             139,895
      5,100   Cypress Bioscience, Inc. *                                  42,126
      2,900   Hologic, Inc. *                                            161,095
      2,500   ICU Medical, Inc. *                                         98,625
      1,400   Illumina, Inc. *                                            57,190
      2,500   InterMune, Inc. *                                           87,500
      2,900   inVentiv Health, Inc. *                                    101,761
      2,000   Kendle International, Inc. *                                77,680
        400   Matria Healthcare, Inc. *                                   11,052
      2,200   Medcath Corp. *                                             63,008
      2,900   Medicines Co. *                                             88,798
        600   NBTY, Inc. *                                                31,110
        800   Northstar Neuroscience, Inc. *                              10,608
      2,900   Penwest Pharmaceuticals Co. *                               41,296
        600   Pozen, Inc. *                                               10,146
        600   Progenics Pharmaceuticals, Inc. *                           17,982
      2,700   Psychiatric Solutions, Inc. *                              105,138
      3,100   Symbion, Inc. *                                             57,970
      1,600   Trizetto Group *                                            33,184
      1,600   United Surgical Partners International, Inc. *              48,752
      2,400   Vertex Pharmaceuticals, Inc. *                              84,840
      1,800   Wellcare Health Plans, Inc. *                              139,464
        400   Zoll Medical Corp. *                                        25,088
                                                                     -----------
                                                                       1,876,681
                                                                     -----------
              INDUSTRIALS - 21.11%
      2,200   AAR Corp. *                                                 65,538
      1,000   American Commercial Lines, Inc. *                           70,440
      1,000   American Reprographics Co. *                                31,320
      1,400   Astec Industries, Inc. *                                    50,414
      1,600   Bucyrus International, Inc.                                 74,256

              See accompanying Notes to Portfolios of Investments.

SMALL CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
   Shares                                                              (Note 1)
   ------                                                            -----------
COMMON STOCKS (CONTINUED)
              INDUSTRIALS (CONTINUED)
      2,200   Columbus McKinnon Corp. *                              $    50,556
      1,000   Consolidated Graphics, Inc. *                               62,000
      1,400   Corrections Corp. of America *                              68,208
      1,600   Dynamic Materials Corp.                                     47,264
        800   EnPro Industries, Inc. *                                    26,440
        800   ESCO Technologies, Inc. *                                   38,216
      4,100   Evergreen Solar, Inc. *                                     34,399
      1,400   Florida East Coast Industries, Inc.                         84,840
      1,400   Forward Air Corp.                                           43,932
      2,200   Foster Wheeler, Ltd. *                                     117,634
      1,000   G & K Services, Inc.                                        37,290
      1,000   General Cable Corp. *                                       43,130
        800   Genesee & Wyoming, Inc., Class A *                          22,552
      1,000   Genlyte Group, Inc. *                                       75,770
      5,300   Heartland Express, Inc.                                     89,729
      1,400   Heico Corp.                                                 51,296
      2,200   Heidrick & Struggles International, Inc. *                  96,074
        400   Horizon Lines, Inc.                                         11,900
      3,500   Hub Group, Inc. *                                          104,510
      2,200   Insteel Industries, Inc.                                    36,718
      1,000   Ladish Co., Inc. *                                          40,700
      1,600   LMI Aerospace, Inc. *                                       26,320
        800   Middleby Corp. *                                            89,424
      2,700   Mobile Mini, Inc. *                                         71,793
      1,000   Navistar International Corp. *                              44,240
      1,800   Oshkosh Truck Corp.                                         95,040
      1,000   PeopleSupport, Inc. *                                       23,850
      4,100   Skywest, Inc.                                              111,274
      2,000   Suntech Power Holdings Co., Ltd., ADR *                     73,600
      1,400   Superior Essex, Inc. *                                      44,674
      1,400   Trex Co., Inc. *                                            37,464
      1,400   Trinity Industries, Inc.                                    53,550
        600   United Industrial Corp.                                     30,306
        800   USG Corp. *                                                 42,880
        800   Wabtec Corp.                                                25,616
      1,600   Washington Group International, Inc. *                      91,408
        600   Watsco, Inc.                                                30,612
                                                                     -----------
                                                                       2,367,177
                                                                     -----------
              INFORMATION TECHNOLOGY - 21.75%
      8,000   Aeroflex, Inc. *                                            95,680
      4,500   Ansoft Corp. *                                             125,730
      1,400   Ansys, Inc. *                                               69,846
      4,700   Arris Group, Inc. *                                         66,834
      2,000   Atheros Communications, Inc. *                              47,520
        600   Avocent Corp. *                                             20,724
        400   Baidu.com, ADR *                                            49,976
        400   Bankrate, Inc. *                                            15,804
      2,900   Brightpoint, Inc. *                                         31,929
      3,300   Comtech Telecommunications Corp. *                         118,800
      4,700   CNET Networks, Inc. *                                       43,005
      4,100   Cryptologic, Inc.                                          102,213
        400   Cymer, Inc. *                                               16,892
      3,300   Daktronics, Inc.                                           114,081
        600   Diodes, Inc. *                                              22,002

                                                                        Value
   Shares                                                              (Note 1)
   ------                                                            -----------
              INFORMATION TECHNOLOGY (CONTINUED)
      2,000   Emulex Corp. *                                         $    35,500
      3,900   Epicor Software Corp. *                                     54,015
      1,400   Equinix, Inc. *                                            117,698
        600   Hittite Microwave Corp. *                                   20,868
      2,200   Informatica Corp. *                                         27,632
      1,400   Infospace, Inc. *                                           32,536
      3,300   Integrated Device Technology, Inc. *                        49,929
      2,400   Intermec, Inc. *                                            57,672
        200   International Rectifier Corp. *                              8,346
        800   Itron, Inc. *                                               46,112
      2,500   Kanbay International, Inc. *                                72,350
      1,800   Komag, Inc. *                                               61,416
      1,800   Marchex, Inc.                                               21,906
        800   Netlogic Microsystems, Inc. *                               19,104
     14,500   ON Semiconductor Corp. *                                   121,220
      1,600   Packeteer, Inc. *                                           21,440
      2,900   Red Hat, Inc. *                                             65,917
      8,400   Sapient Corp. *                                             52,752
        600   Savvis, Inc. *                                              26,892
      1,600   Supertex, Inc. *                                            59,744
      1,000   THQ, Inc. *                                                 30,300
      1,600   Transaction Systems Architects, Inc. *                      57,840
      1,000   Trident Microsystems, Inc. *                                20,870
      4,300   United Online, Inc.                                         60,372
      2,000   Valueclick, Inc. *                                          51,040
      2,900   VeriFone Holdings, Inc. *                                  115,913
      2,200   Verint Systems, Inc. *                                      72,710
      1,000   Western Digital Corp. *                                     19,600
      2,900   Witness Systems, Inc. *                                     65,656
      2,200   Zoran Corp. *                                               30,734
                                                                     -----------
                                                                       2,439,120
                                                                     -----------
              MATERIALS - 4.54%
        600   AM Castle & Co.                                             15,000
        800   Century Aluminum Co. *                                      36,464
        400   Chaparral Steel Co.                                         20,512
      2,400   Eagle Materials, Inc.                                      118,536
        800   NewMarket Corp.                                             44,560
      3,500   Ryerson, Inc.                                              109,795
      3,500   Silgan Holdings, Inc.                                      163,905
                                                                     -----------
                                                                         508,772
                                                                     -----------
              TELECOMMUNICATION SERVICES - .49%
      4,500   Dobson Communications Corp. *                               43,605
        400   SBA Communications Corp. *                                  11,884
                                                                     -----------
                                                                          55,489
                                                                     -----------
              UTILITIES - 0.38%
      1,400   PNM Resources, Inc.                                         42,672
                                                                     -----------
              TOTAL COMMON STOCKS
              (Cost $10,460,268)                                      10,793,121
                                                                     -----------

              See accompanying Notes to Portfolios of Investments.

SMALL CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                         Value
 Par Value                                                             (Note 1)
 ---------                                                           -----------
CERTIFICATE OF DEPOSIT - 4.84%
$   542,973   State Street Eurodollar
              2.800%, due 02/01/07                                   $   542,973
                                                                     -----------
              TOTAL CERTIFICATE OF DEPOSIT
              (Cost $542,973)                                            542,973
                                                                     -----------

   Shares
   ------
INVESTMENT COMPANY - 4.41%
    494,420   SSgA Prime Money Market Fund                               494,420
                                                                     -----------
              TOTAL INVESTMENT COMPANY
              (Cost $494,420)                                            494,420
                                                                     -----------
TOTAL INVESTMENTS - 105.51%
(Cost $11,497,661**)                                                  11,830,514
                                                                     -----------
NET OTHER ASSETS AND LIABILITIES - (5.51)%                              (617,631)
                                                                     -----------
TOTAL NET ASSETS - 100.00%                                           $11,212,883
                                                                     ===========

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $11,497,661

ADR  American Depository Receipt.

REIT Real Estate Investment Trust.

              See accompanying Notes to Portfolios of Investments.

INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
   Shares                                                              (Note 1)
   ------                                                            -----------
COMMON STOCKS - 93.41%
              ARGENTINA - 0.12%
      3,000   Banco Macro S.A., ADR                                  $    99,000
                                                                     -----------
              AUSTRALIA - 0.49%
     14,060   ABC Learning Centres, Ltd.                                  84,191
     23,979   Fairfax Media, Ltd.                                         92,018
     16,445   James Hardie Industries N.V.                               120,949
     40,651   Macquarie Infrastructure Group                             115,562
                                                                     -----------
                                                                         412,720
                                                                     -----------
              AUSTRIA - 0.29%
      5,625   CAT Oil AG *                                               139,338
      2,260   Oesterreichische Post AG *                                 108,386
                                                                     -----------
                                                                         247,724
                                                                     -----------
              BAHRAIN - 0.10%
      2,875   Investcorp Bank BSC, GDR (C)*                               76,187
        428   Investcorp Bank BSC, GDR *                                  11,342
                                                                     -----------
                                                                          87,529
                                                                     -----------
              BELGIUM - 1.44%
     19,100   InBev N.V.                                               1,228,236
                                                                     -----------
              BRAZIL - 1.06%
      4,200   Brasil Telecom Participacoes S.A., ADR                     177,030
     12,300   Cia de Concessoes Rodoviarias                              161,549
      3,200   Petroleo Brasileiro S.A., ADR                              314,496
      8,310   Souza Cruz S.A.                                            156,479
      3,700   Ultrapar Participacoes S.A., ADR                            88,615
                                                                     -----------
                                                                         898,169
                                                                     -----------
              CHINA - 0.18%
      1,760   CNOOC, Ltd., ADR                                           150,955
                                                                     -----------
              EGYPT - 0.66%
      2,231   Eastern Tobacco                                            125,472
      5,107   Orascom Construction Industries                            232,922
      2,900   Orascom Telecom Holding S.A.E.                             199,239
                                                                     -----------
                                                                         557,633
                                                                     -----------
              FINLAND - 2.42%
     34,100   Fortum OYJ                                                 938,182
     45,400   Nokia Oyj                                                  996,555
      4,590   Sampo OYJ, A Shares                                        125,605
                                                                     -----------
                                                                       2,060,342
                                                                     -----------
              FRANCE - 10.28%
     15,451   AXA S.A.                                                   654,081
     12,056   BNP Paribas                                              1,350,882
      1,611   Carbone Lorraine                                            92,644
     36,680   France Telecom S.A.                                      1,016,457
     13,500   Gaz de France S.A.                                         581,272
      4,308   Lafarge S.A.                                               658,071
      1,440   Neopost S.A.                                               185,112
     16,221   Sanofi-Aventis                                           1,428,955
     22,815   Total S.A.                                               1,536,570
     30,204   Vivendi                                                  1,244,519
                                                                     -----------
                                                                       8,748,563
                                                                     -----------

                                                                        Value
   Shares                                                              (Note 1)
   ------                                                            -----------
              GERMANY - 4.05%
     12,400   Adidas AG                                              $   595,162
      3,100   Allianz SE                                                 618,818
     14,800   DaimlerChrysler AG                                         917,099
      3,425   Demag Cranes AG *                                          214,309
      2,836   DIC Asset AG                                               118,315
      1,670   Fielmann AG                                                101,183
     19,101   KarstadtQuelle AG *                                        615,454
      1,803   Kloeckner & Co AG *                                         79,134
      1,160   Pfeiffer Vacuum Technology AG                               99,972
        232   Puma AG Rudolf Dassler Sport                                84,390
                                                                     -----------
                                                                       3,443,836
                                                                     -----------
              GREECE - 0.92%
     12,600   National Bank of Greece SA                                 654,501
      3,530   Piraeus Bank S.A.                                          126,308
                                                                     -----------
                                                                         780,809
                                                                     -----------
              HONG KONG - 0.36%
     35,500   China Netcom Group Corp., Hong Kong, Ltd.                   89,115
     16,900   Esprit Holdings, Ltd.                                      172,788
    167,200   SA SA International Holdings, Ltd.                          57,114
                                                                     -----------
                                                                         319,017
                                                                     -----------
              HUNGARY - 0.27%
      1,181   MOL Hungarian Oil and Gas Nyrt.                            121,212
        552   Richter Gedeon Nyrt.                                       110,610
                                                                     -----------
                                                                         231,822
                                                                     -----------
              INDIA - 0.88%
      5,716   Hero Honda Motors, Ltd.                                     92,740
     15,144   Hindustan Lever, Ltd.                                       71,374
     10,471   Oil & Natural Gas Corp., Ltd.                              214,605
      1,100   Punjab National Bank, Ltd.                                  12,652
     18,804   Satyam Computer Services, Ltd.                             202,221
      6,114   State Bank of India, Ltd.                                  158,483
                                                                     -----------
                                                                         752,075
                                                                     -----------
              INDONESIA - 0.50%
    532,000   Bank Mandiri Persero Tbk PT                                150,486
      2,900   Telekomunikasi Indonesia Tbk PT, ADR                       121,684
    204,000   United Tractors Tbk PT                                     151,264
                                                                     -----------
                                                                         423,434
                                                                     -----------
              IRELAND - 1.94%
      8,100   Anglo Irish Bank Corp. PLC                                 164,080
     28,835   Bank of Ireland                                            642,775
     17,987   CRH PLC                                                    709,511
      4,309   DCC PLC                                                    135,851
                                                                     -----------
                                                                       1,652,217
                                                                     -----------
              ISRAEL - 0.41%
     51,391   Bank Hapoalim B.M.                                         240,041
     17,447   Israel Chemicals, Ltd.                                     107,561
                                                                     -----------
                                                                         347,602
                                                                     -----------

              See accompanying Notes to Portfolios of Investments.

INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
   Shares                                                              (Note 1)
   ------                                                            -----------
COMMON STOCKS (CONTINUED)
              ITALY - 5.83%
     25,917   Banco Popolare di Verona e Novara S.c.r.l.             $   814,003
     70,155   Capitalia SpA                                              629,296
    111,950   Enel SpA                                                 1,185,907
     32,300   ENI SpA                                                  1,039,383
    139,674   UniCredito Italiano SpA                                  1,294,396
                                                                     -----------
                                                                       4,962,985
                                                                     -----------
              JAPAN - 16.58%
      2,500   ABC-Mart, Inc.                                              56,063
         10   Aoyama Trading Co., Ltd.                                       305
      3,600   Asahi Pretec Corp.                                          78,141
     15,550   Bosch Corp.                                                 76,542
      4,300   Chiyoda Corp.                                               90,236
     22,370   Daito Trust Construction Co., Ltd.                       1,073,271
     12,390   Dodwell BMS, Ltd.                                           81,981
      3,470   Don Quijote Co., Ltd.                                       74,393
         73   East Japan Railway Co.                                     506,184
      3,100   Eizo Nanao Corp.                                            80,490
      3,100   Hisamitsu Pharmaceutical Co., Inc.                          89,995
     18,400   Hoya Corp.                                                 666,791
      6,520   Ichiyoshi Securities Co., Ltd.                             102,732
      2,200   Ito En, Ltd.                                                67,342
      3,320   JSR Corp.                                                   78,862
      3,700   Keyence Corp.                                              832,577
        114   KK DaVinci Advisors *                                      133,281
      2,030   Mars Engineering Corp.                                      43,027
      5,000   MISUMI Group, Inc.                                          96,872
         65   Mitsubishi UFJ Financial Group, Inc.                       787,023
     11,700   Nidec Corp.                                                826,326
     96,000   Nissan Motor Co., Ltd.                                   1,196,534
         70   NIWS Co., HQ, Ltd.                                          41,465
     51,000   Nomura Holdings, Inc.                                    1,036,067
      5,400   OSG Corp.                                                   91,921
      6,900   Pronexus, Inc.                                              66,741
      2,300   Rinnai Corp.                                                68,762
      1,300   Secom Techno Service Co., Ltd.                              53,414
     23,900   Sega Sammy Holdings, Inc.                                  614,945
      2,700   Shoei Co., Ltd.                                             74,212
        129   Sumitomo Mitsui Financial Group, Inc.                    1,319,453
     98,000   Sumitomo Trust & Banking Co., Ltd.                       1,047,603
      7,000   Suruga Bank, Ltd.                                           91,006
      3,290   Takamatsu Corp.                                             53,100
      9,300   Takeda Pharmaceutical Co., Ltd.                            605,397
     20,200   THK Co., Ltd.                                              491,771
    164,000   Tokyo Gas Co., Ltd.                                        849,428
      1,250   USS Co., Ltd.                                               82,086
      5,750   Yamada Denki Co., Ltd.                                     476,915
                                                                     -----------
                                                                      14,103,254
                                                                     -----------
              KAZAKHSTAN - 0.13%
      2,600   Kazmunaigas Exploration Production, GDR *                   51,610
      3,000   Kazmunaigas Exploration Production, GDR (C)*                59,550
                                                                     -----------
                                                                         111,160
                                                                     -----------

                                                                        Value
   Shares                                                              (Note 1)
   ------                                                            -----------
              MEXICO - 0.94%
      8,540   Cemex SAB de C.V., ADR *                               $   302,145
      1,740   Desarrolladora Homex SAB de C.V., ADR *                    103,461
     23,500   Grupo Mexico SAB de C.V., Series B                          96,296
      5,900   Grupo Televisa S.A., ADR                                   173,814
     28,900   Kimberly-Clark de Mexico SAB de C.V., Class A              124,078
                                                                     -----------
                                                                         799,794
                                                                     -----------
              NETHERLANDS - 2.34%
      1,500   Boskalis Westminster                                       136,892
      3,592   Fugro N.V.                                                 170,183
      1,085   Hunter Douglas N.V.                                         89,073
      3,474   SBM Offshore N.V.                                          122,145
     27,080   TNT N.V.                                                 1,228,280
      3,410   USG People N.V.                                            144,701
      5,221   Wavin N.V. *                                               102,576
                                                                     -----------
                                                                       1,993,850
                                                                     -----------
              NEW ZEALAND - 0.63%
    157,100   Telecom Corp. of New Zealand, Ltd.                         535,458
                                                                     -----------
              NORWAY - 0.91%
      4,800   Acergy S.A. *                                               93,367
     10,800   Songa Offshore ASA *                                        97,766
     21,800   Statoil ASA                                                583,287
                                                                     -----------
                                                                         774,420
                                                                     -----------
              PERU - 0.11%
      2,300   Credicorp, Ltd.                                             97,106
                                                                     -----------
              PHILIPPINES - 0.24%
      3,800   Philippine Long Distance Telephone
              Co., ADR                                                   199,956
                                                                     -----------
              RUSSIA - 0.82%
      4,000   Evraz Group S.A., GDR                                      111,240
      5,800   Mobile Telesystems OJSC, ADR                               314,128
      6,850   Oriflame Cosmetics S.A.                                    275,759
                                                                     -----------
                                                                         701,127
                                                                     -----------
              SINGAPORE - 1.08%
    402,000   Singapore Telecommunications, Ltd.                         922,106
                                                                     -----------
              SOUTH AFRICA - 1.53%
      9,126   Aquarius Platinum, Ltd.                                    237,846
     36,299   Edgars Consolidated Stores, Ltd.                           202,794
      8,597   Imperial Holdings, Ltd. *                                  189,184
     10,548   Kumba Iron Ore, Ltd. *                                     172,234
     15,812   Murray & Roberts Holdings, Ltd.                            103,073
     18,170   Sanlam, Ltd.                                                46,746
     53,878   Steinhoff International Holdings, Ltd.                     185,924
     33,559   Truworths International, Ltd.                              159,864
                                                                     -----------
                                                                       1,297,665
                                                                     -----------
              SOUTH KOREA - 2.27%
        550   Hite Brewery Co., Ltd. *                                    68,932
      2,708   Hyundai Motor Co.                                          193,843
      8,860   Kangwon Land, Inc. *                                       188,750
      4,789   Kookmin Bank                                               381,425

              See accompanying Notes to Portfolios of Investments.

INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
   Shares                                                              (Note 1)
   ------                                                            -----------
COMMON STOCKS (CONTINUED)
              SOUTH KOREA (CONTINUED)
      3,640   KT Corp., ADR *                                        $    84,084
      1,700   LG Electronics, Inc.                                        94,772
      1,479   Samsung Electronics Co., Ltd., GDR (C)                     451,351
      6,760   Shinhan Financial Group Co., Ltd. *                        353,489
      1,500   SK Corp.                                                   114,678
                                                                     -----------
                                                                       1,931,324
                                                                     -----------
              SPAIN - 1.95%
      2,240   Abengoa S.A.                                                87,675
     54,235   Banco Bilbao Vizcaya Argentaria S.A.                     1,349,325
      4,080   Indra Sistemas S.A.                                         99,795
      3,650   Prosegur Cia de Seguridad S.A.                             119,431
                                                                     -----------
                                                                       1,656,226
                                                                     -----------
              SWEDEN - 1.18%
      7,410   Elekta AB, Class B                                         162,993
      3,800   Getinge AB, B Shares                                        82,656
      7,700   KappAhl Holding AB                                          91,331
      4,450   Swedish Match AB                                            78,563
    148,400   Telefonaktiebolaget LM Ericsson, B Shares                  588,034
                                                                     -----------
                                                                       1,003,577
                                                                     -----------
              SWITZERLAND - 7.60%
     14,686   Compagnie Financiere Richemont SA, Class A                 817,448
     22,618   Credit Suisse Group                                      1,600,290
         49   Geberit AG                                                  82,602
      4,167   Nestle S.A.                                              1,524,742
     31,185   Novartis AG                                              1,795,819
         49   Sika AG *                                                   82,684
      2,097   Zurich Financial Services AG                               564,601
                                                                     -----------
                                                                       6,468,186
                                                                     -----------
              TAIWAN - 1.43%
     33,989   Advantech Co., Ltd.                                        107,406
    299,399   Chinatrust Financial Holding Co., Ltd.                     252,136
      1,036   Chunghwa Telecom Co., Ltd., ADR                             21,456
    202,100   Fubon Financial Holding Co., Ltd.                          184,886
     35,720   HON HAI Precision Industry Co., Ltd.                       244,485
     31,000   Novatek Microelectronics Corp., Ltd.                       153,365
    120,808   Taiwan Semiconductor Manufacturing Co., Ltd.               249,701
                                                                     -----------
                                                                       1,213,435
                                                                     -----------
              THAILAND - 0.22%
     78,300   Kasikornbank PCL                                           142,799
     63,300   Thai Union Frozen Products PCL                              42,352
                                                                     -----------
                                                                         185,151
                                                                     -----------
              TURKEY - 0.59%
      9,605   Enka Insaat ve Sanayi AS                                   102,142
     23,647   Turkcell Iletisim Hizmet AS                                131,654
     18,389   Turkcell Iletisim Hizmet AS, ADR                           265,905
                                                                     -----------
                                                                         499,701
                                                                     -----------

                                                                        Value
   Shares                                                              (Note 1)
   ------                                                            -----------
              UNITED KINGDOM - 20.66%
     17,183   Ashmore Group PLC *                                    $    84,427
    150,600   BAE Systems PLC                                          1,242,718
    101,300   BP PLC                                                   1,068,121
     20,700   British American Tobacco PLC                               626,797
      5,980   Bunzl PLC                                                   74,951
     11,513   Cattles PLC                                                 99,013
      3,416   Chemring Group PLC                                         112,871
     69,000   Diageo PLC                                               1,342,303
     28,194   Enodis PLC                                                 119,295
      8,980   Enterprise Inns PLC                                        113,584
     16,208   Erinaceous Group PLC                                       115,040
     15,177   Filtrona PLC                                                77,835
    146,000   Friends Provident PLC                                      623,951
     53,000   GlaxoSmithKline PLC                                      1,426,672
     31,632   Imperial Tobacco Group PLC                               1,289,963
      5,880   Intertek Group PLC                                          99,446
    237,200   ITV PLC                                                    502,647
     88,600   Kingfisher PLC                                             417,068
     57,700   Lloyds TSB Group PLC                                       660,597
     17,420   Man Group PLC                                              183,726
     49,293   Marks & Spencer Group PLC                                  653,440
     42,208   National Grid PLC                                          636,768
     26,600   Northern Rock PLC                                          614,851
      5,259   Northgate PLC                                              114,203
    272,378   Old Mutual PLC                                             923,746
     21,300   Reckitt Benckiser PLC                                    1,025,738
     55,578   Regus Group PLC *                                          138,474
      3,470   Signet Group PLC, ADR                                       83,037
    138,500   Tesco PLC                                                1,137,994
    632,492   Vodafone Group PLC                                       1,843,269
      9,686   William Hill PLC                                           122,410
                                                                     -----------
                                                                      17,574,955
                                                                     -----------
              TOTAL COMMON STOCKS
              (Cost $62,631,977)                                      79,473,119
                                                                     -----------
COMMON STOCK UNIT - 0.15%
              IRELAND - 0.15%
      8,380   Grafton Group PLC *                                        128,875
                                                                     -----------
              TOTAL COMMON STOCK UNIT
              (Cost $86,491)                                             128,875
                                                                     -----------
PREFERRED STOCKS - 1.97%
              BRAZIL - 1.45%
  3,750,916   AES Tiete S.A.                                             113,273
      5,704   Bradespar S.A.                                             151,981
     15,292   Cia Vale do Rio Doce                                       431,927
      8,300   Iochpe Maxion S.A.                                          68,143
     78,900   Klabin S.A.                                                189,798
     10,725   Tele Norte Leste Participacoes S.A., ADR                   144,680
      6,500   Telemar Norte Leste S.A.                                   132,188
                                                                     -----------
                                                                       1,231,990
                                                                     -----------

              See accompanying Notes to Portfolios of Investments.

INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
   Shares                                                              (Note 1)
   ------                                                            -----------
PREFERRED STOCKS (CONTINUED)
              GERMANY - 0.14%
      1,647   Fuchs Petrolub AG                                      $   122,417
                                                                     -----------
              GREECE - 0.09%
      2,742   Motor Oil Hellas Corinth Refineries S.A.                    72,960
                                                                     -----------
              SOUTH KOREA - 0.29%
      1,850   Hyundai Motor Co.                                           74,463
      8,900   Lotte Shopping Co., Ltd., GDR (C)*                         172,215
                                                                     -----------
                                                                         246,678
                                                                     -----------
              TOTAL PREFERRED STOCKS
              (Cost $1,336,226)                                        1,674,045
                                                                     -----------

 Par Value
 ---------
CERTIFICATE OF DEPOSIT - 13.66%
              UNITED STATES - 13.66%
$11,621,093   State Street Eurodollar
              2.800%, due 02/01/07                                    11,621,093
                                                                     -----------
              TOTAL CERTIFICATE OF DEPOSIT
              (Cost $11,621,093)                                      11,621,093
                                                                     -----------
TOTAL INVESTMENTS - 109.19%
(Cost $75,675,787**)                                                  92,897,132
                                                                     -----------
NET OTHER ASSETS AND LIABILITIES - (9.19)%                            (7,817,183)
                                                                     -----------
TOTAL NET ASSETS - 100.00%                                           $85,079,949
                                                                     ===========

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $75,679,066.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

ADR  American Depository Trust.

GDR  Global Depository Trust.

PLC  Public Limited Company.

OTHER INFORMATION:

Industry Concentration as a Percentage of Net Assets             % of Net Assets
----------------------------------------------------             ---------------
Banks                                                                  15.0%
Oil, Gas & Consumable Fuels                                             7.7%
Pharmaceuticals                                                         6.4%
Diversified Financial Services                                          6.0%
Net Other Assets & Liabilities                                          4.5%
Diversified Telecommunication Services                                  4.3%
Electronic Equipment & Instruments                                      3.6%
Insurance                                                               3.4%
Beverages                                                               3.2%
Wireless Telecommunication Services                                     3.0%
Automobiles                                                             2.9%
Tobacco                                                                 2.7%
Construction Materials                                                  2.5%
Media                                                                   2.4%
Electric Utilities                                                      2.3%
Textiles, Apparel & Luxury Goods                                        2.0%
Multiline Retail                                                        2.0%
Communications Equipment                                                1.9%
Food Products                                                           1.8%
Real Estate Management & Development                                    1.8%
Gas Utilities                                                           1.7%
Aerospace & Defense                                                     1.6%
Air Freight & Logistics                                                 1.6%
Household Products                                                      1.4%
Machinery                                                               1.4%
Metals & Mining                                                         1.3%
Food & Staples Retailing                                                1.3%
Commercial Services & Supplies                                          1.1%
Specialty Retail                                                        0.9%
Construction & Engineering                                              0.9%
Leisure Equipment & Products                                            0.8%
Household Durables                                                      0.7%
Road & Rail                                                             0.6%
Building Products                                                       0.5%
Hotels, Restaurants & Leisure                                           0.5%
Semiconductors & Semiconductor Equipment                                0.5%
Energy Equipment & Services                                             0.5%
Distributors                                                            0.5%
Chemicals                                                               0.4%
IT Services                                                             0.4%
Transportation Infrastructure                                           0.3%
Paper Products                                                          0.3%
Health Care Equipment & Supplies                                        0.3%
Paper & Forest Products                                                 0.2%
Office Electronics                                                      0.2%
Industrial Conglomerates                                                0.2%
Auto Components                                                         0.2%
Computers & Peripherals                                                 0.1%
Marine                                                                  0.1%
Electrical Equipment                                                    0.1%
                                                                      -----
                                                                      100.0%
                                                                      =====

              See accompanying Notes to Portfolios of Investments.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

GENERAL INFORMATION

The MEMBERS Mutual Funds (the "Trust") is a diversified open-end investment company consisting of separate investment portfolios or funds (individually, a "fund," and collectively, the "Funds") each of which has a different investment objective(s) and policies. Each fund is a diversified, open-end management investment company, commonly known as a mutual fund. The funds currently available are the Cash Reserves, Bond, High Income, Diversified Income (formerly Balanced), Large Cap Value, Large Cap Growth, Mid Cap Value, Mid Cap Growth, Small Cap Value, Small Cap Growth and International Stock Funds (collectively, the "Core Funds"), and the Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds (collectively, the "Allocation Funds").

1. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each fund, collectively, the "Funds," in the preparation of its financial statements.

PORTFOLIO VALUATION: Securities and other investments are valued as follows:
Equity securities and Exchange-Traded Funds (ETFs) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price). If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices and (b) equity securities traded on a foreign exchange are valued at the official bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued by a pricing service selected by the Trust or on the basis of dealer-supplied quotations. Investments in shares of open-ended mutual funds, including money market funds, are valued at their daily net asset value (NAV) which is calculated as of 3:00 p.m. Central Standard Time on each day on which the New York Stock Exchange is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Since the assets of the Allocation Funds consist primarily of shares of the underlying funds, the NAV of each Allocation Fund is determined based on the NAV's of the underlying funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less and all securities in the Cash Reserves Fund are valued on an amortized cost basis.

Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange on which the contracts are primarily traded. The Advisor's Securities Valuation Committee (the "Committee") shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts.

The value of all assets and liabilities denominated in foreign currencies will be converted into U.S. dollar values at the noon Eastern Standard Time Reuters spot rate.

All other securities for which either quotations are not readily available, no other sales have occurred, or do not in MEMBERS Capital Advisors' (the "Investment Adviser") opinion, reflect the current market value are appraised at their fair values as determined in good faith by the Investment Adviser and under the general supervision of the Board of Trustees. Because the Allocation Funds will only invest in underlying funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to "fair" value any of the investments of the Allocation Funds. However, an underlying fund may need to "fair' value one or more of its investments.

A fund's investments (or underlying fund) will be valued at fair value if in the judgment of the Committee an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated at 3:00 p.m. Central Standard Time. Significant events may include, but are not limited to the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: index options and futures traded subsequent to the close; depository receipts; currency spot or forward markets that trade after pricing of foreign exchange; other derivative securities traded after the close such as WEBs and SPDRs. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Funds.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Amortization and accretion are recorded on the effective yield method.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

REPURCHASE AGREEMENTS: The Core Funds may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Funds will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. As of January 31, 2007, only the Cash Reserves Fund had open repurchase agreements.

The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Funds' custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience delays in liquidating the underlying securities during the period in which the fund seeks to enforce its rights thereto, possible subnormal levels of income, declines in value of the underlying securities, or lack of access to income during this period and the expense of enforcing its rights.

FOREIGN CURRENCY TRANSACTIONS: The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.

The Mid Cap Growth Fund and International Stock Fund report certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The Core Funds, except the Cash Reserves Fund, may purchase and sell forward foreign currency exchange contracts for defensive or hedging purposes. When entering into forward foreign currency exchange contracts, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The Funds' net assets reflect unrealized gains or losses on the contracts as measured by the difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The Funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed out with an offsetting contract. As of January 31, 2007, none of the funds had open forward foreign currency exchange contracts.

If a fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the fund will be required to place cash or liquid high grade debt securities in a segregated account with the fund's custodian in an amount equal to the value of the fund's total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the fund's commitment with respect to the contract.

FUTURES CONTRACTS: The Core Funds, except the Cash Reserves Fund, may purchase and sell futures contracts and purchase and write options on futures contracts. The Funds will engage in futures contracts or related options transactions to hedge certain market positions. Upon entering into a futures contract, the fund is required to pledge to the broker an amount of cash, U.S. Government securities or other assets, equal to a certain percentage of the contract (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the fund each day, depending on the daily fluctuations in the fair value of the futures contract. When a fund enters into a futures contract, the fund segregates in cash or liquid securities, of any type or maturity, equal in value to the fund's commitment. The fund recognizes a gain or loss equal to the daily change in the value of the futures contracts. Should market conditions move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. At January 31, 2007, none of the funds had open futures contracts.

DELAYED DELIVERY SECURITIES: The Core Funds may purchase securities on a when-issued or delayed delivery basis. "When-issued" refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement, and often more than a month or more after the purchase. When a fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the fund segregates in cash or liquid securities, of any type or maturity, equal in value to the fund's commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. At January 31, 2007, only the High Income Fund entered into such transactions, the market values of which are identified in the fund's Portfolio of Investments.

2. FOREIGN SECURITIES

The Core Funds may invest in foreign securities, although only the Mid Cap Growth Fund and International Stock Fund anticipate having significant investments in such securities, and the Cash Reserves Fund is limited to U.S. dollar-denominated foreign money market securities. Foreign securities refer to securities that are: (1) issued by companies organized outside the U.S. or whose principal operations are outside the U.S., (2) issued by foreign governments or their agencies or instrumentalities, (3) principally traded outside the U.S., or
(4) quoted or denominated in a foreign currency. Foreign securities include American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs"), Swedish Depository Receipts ("SDRs") and foreign money market securities. Dollar-denominated securities that are part of the Merrill Lynch U.S. Domestic Master Index are not considered a foreign security.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

3. SECURITIES LENDING

The Core Funds, except the Cash Reserves Fund, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Funds may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash or other liquid assets at least equal to 102% of the value of the securities, which is determined on a daily basis. At January 31, 2007, cash collateral received for Funds engaged in securities lending was invested in the State Street Navigator Securities Lending Prime Portfolio. Additionally, the Bond Fund and Diversified Income Fund received non-cash collateral, which they are not permitted to sell or repledge, in the amounts of $191,406 and $3,474,388, respectively. The value of all cash collateral is included within the Portfolio of Investments. The value of securities on loan at January 31, 2007 was as follows:

                       VALUE OF                         VALUE OF
                      SECURITIES                       SECURITIES
FUND                   ON LOAN           FUND           ON LOAN
----                 -----------   ----------------   -----------
Bond                 $20,046,327   Large Cap Growth   $ 8,328,233
High Income            9,302,460   Mid Cap Value       14,613,117
Diversified Income    30,833,628   Mid Cap Growth      11,967,913

The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral.

4. TAX INFORMATION

At January 31, 2007, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each fund were as follows:

FUND                      APPRECIATION   DEPRECIATION       NET
----                      ------------   ------------   -----------
Conservative Allocation    $   126,842   $    (4,513)   $   122,329
Moderate Allocation            649,758      (111,734)       538,024
Aggressive Allocation          252,220       (36,461)       215,759
Bond                           598,697    (1,446,720)      (848,023)
High Income                  1,215,516      (314,148)       901,368
Diversified Income          11,345,506    (1,628,561)     9,716,945
Large Cap Value             44,367,262      (772,289)    43,594,973
Large Cap Growth            13,765,682    (2,440,212)    11,325,470
Mid Cap Value               11,782,138      (490,627)    11,291,511
Mid Cap Growth               6,159,233    (1,199,704)     4,959,529
Small Cap Value                400,975      (115,866)       285,109
Small Cap Growth               506,461      (173,608)       332,853
International Stock         18,081,979      (863,913)    17,218,066

The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of losses.

5. CONCENTRATION OF RISK

Investing in certain financial instruments, including forward foreign currency contracts and futures contracts, involves risk other than that reflected in the Statements of Assets and Liabilities. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statement volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The High Income Fund, Mid Cap Growth Fund and International Stock Fund enter into these contracts primarily to protect the fund from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its assets in high yield securities.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

The Allocation Funds are fund of funds, meaning that they invest primarily in the shares of other registered investment companies (the "underlying funds"), including ETFs. Thus, each fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests; and the underlying fund's performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that fund. Accordingly, the Allocation Funds are subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Additionally, the Allocation Funds are subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market segments will cause the fund to under perform other funds with a similar investment objective.

6. AFFILIATED COMPANY TRANSACTIONS

The Allocation Funds invest in underlying funds, of which certain underlying funds (the "affiliated underlying funds"), may be deemed to be under common control because of the same Board of Trustees. A summary of the transactions with each affiliated underlying fund during the three-month period ended January 31, 2007 follows:

                                 Balance of                          Balance of
                                Shares Held      Gross      Gross    Shares Held    Value at      Realized    Distributions
    Fund/Underlying Fund       at 10/31/2006   Additions    Sales   at 1/31/2007    1/31/2007   Gain (Loss)    Received(2)
    --------------------       -------------   ---------   ------   ------------   ----------   -----------   -------------
CONSERVATIVE ALLOCATION FUND
MEMBERS Bond Fund Class Y         109,293        93,475    42,282      160,486     $1,572,765     $(1,511)       $16,551
MEMBERS Cash Reserves Fund
   Class Y                        423,177       392,349    11,532      803,994        803,994          --          6,997
MEMBERS High Income Fund
   Class Y                         22,968        20,642       299       43,311        323,530          (7)         4,626
MEMBERS International Stock
   Fund Class Y                    11,545        11,889       708       22,726        339,520        (776)        27,327
MEMBERS Large Cap Growth
   Fund Class Y(1)                 27,263        22,940       656       49,547        759,550         (31)            --
MEMBERS Large Cap Value Fund
   Class Y                         20,266        17,333       780       36,819        589,472         (49)         8,120
MEMBERS Mid Cap Growth Fund
   Class Y(1)                      20,789        17,067       832       37,024        244,361          (9)            --
                                                                                   ----------     -------        -------
   TOTALS                                                                          $4,633,192     $(2,383)       $63,621
                                                                                   ==========     =======        =======

(1)  Non-income producing.

(2) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                              Balance of                                Balance of
                             Shares Held      Gross                   Shares Held at     Value at    Realized Gain   Distributions
  Fund/Underlying Fund      at 10/31/2006   Additions   Gross Sales      1/31/2007      1/31/2007        (Loss)       Received(2)
  --------------------      -------------   ---------   -----------   --------------   -----------   -------------   -------------
MODERATE ALLOCATION FUND
MEMBERS Bond Fund Class Y      121,238       163,268        4,824          279,682     $ 2,740,888     $    (406)       $ 22,786
MEMBERS Cash Reserves
   Fund Class Y                587,248       809,049       15,967        1,380,330       1,380,330            --          11,325
MEMBERS High Income Fund
   Class Y                     109,168       146,171        6,820          248,519       1,856,438          (241)         25,625
MEMBERS International
   Stock Fund Class Y           96,584       144,704       11,984          229,304       3,425,802       (15,013)        266,069
MEMBERS Large Cap Growth
   Fund Class Y(1)             128,062       148,031       74,928          201,165       3,083,867           634              --
MEMBERS Large Cap Value
   Fund Class Y                 87,713       113,828        7,272          194,269       3,110,249        (2,127)         40,295
MEMBERS Mid Cap Growth
   Fund Class Y(1)             240,080       235,530      152,807          322,803       2,130,499        (1,341)             --
MEMBERS Mid Cap Value
   Fund Class Y                 62,670        81,896       48,016           96,550       1,292,809       (82,054)        233,701
MEMBERS Small Cap Growth
   Fund Class Y(1)                  --       128,097           --          128,097       1,309,154            --              --
MEMBERS Small Cap Value
   Fund Class Y(1)                  --        96,601           --           96,601         987,266            --              --
                                                                                       -----------     ---------        --------
  TOTALS                                                                               $21,317,302     $(100,548)       $599,801
                                                                                       ===========     =========        ========
AGGRESSIVE ALLOCATION
   FUND
MEMBERS International
   Stock Fund Class Y           58,513        76,013       11,630          122,896     $ 1,836,065     $ (13,656)       $146,000
MEMBERS Large Cap Growth
   Fund Class Y(1)              52,342        52,333       31,307           73,368       1,124,733            94              --
MEMBERS Large Cap Value
   Fund Class Y                 35,011        39,896        4,773           70,134       1,122,842        (1,515)         14,488
MEMBERS Mid Cap Growth
   Fund Class Y(1)             111,744        88,634       72,140          128,238         846,370          (112)             --
MEMBERS Mid Cap Value
   Fund Class Y                 38,321        41,412       29,156           50,577         677,226       (44,420)        125,870
MEMBERS Small Cap Growth
   Fund Class Y(1)                  --        57,333           58           57,275         585,350            (6)             --
MEMBERS Small Cap Value
   Fund Class Y(1)                  --        55,824           55           55,769         569,964            --              --
                                                                                       -----------     ---------        --------
TOTALS                                                                                 $ 6,762,550     $ (59,615)       $286,358
                                                                                       ===========     =========        ========

(1)  Non-income producing.

(2) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

OTHER INFORMATION (UNAUDITED)

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

A description of the policies and procedures used by the Funds to vote proxies related to portfolio securities is available to shareholders at no cost on the Funds' website at www.membersfunds.com or by calling 1-800-877-6089. The proxy voting records for the Funds for the most recent twelve-month period ended June 30 are available to shareholders at no cost on the Funds' website at www.membersfunds.com and on the SEC's website at www.sec.gov.

ANNUAL AND SEMIANNUAL REPORTS

The Funds' annual and semiannual reports provide additional information about the Funds' investments. The reports contain a discussion of the market conditions and investment strategies that significantly affect each fund's performance during the last fiscal year (other than the Cash Reserves Fund), and financial statements for the Funds. The reports are available to shareholders at no cost on the Funds' website at www.membersfunds.com or the SEC's website at www.sec.gov, or by calling 1-800-877-6089.

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3 EXHIBITS

I, David P. Marks, certify that:

1.   I have reviewed this report on Form N-Q of MEMBERS Mutual Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     a) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principals;

     c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) All significant deficiencies and material weaknesses in the design or operation of internal controls which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.


Date: 3/26/07                           /s/ David P. Marks
      ------------                      ----------------------------------------
                                        David P. Marks
                                        President, MEMBERS Mutual Funds

I, Mary E. Hoffmann, certify that:

1.   I have reviewed this report on Form N-Q of MEMBERS Mutual Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     a) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principals;

     c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) All significant deficiencies and material weaknesses in the design or operation of internal controls which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.


Date: 03/19/07                          /s/ Mary E. Hoffmann
                                        ----------------------------------------
                                        Mary E. Hoffmann
                                        Treasurer, MEMBERS Mutual Funds

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MEMBERS MUTUAL FUNDS


BY: /s/ David P. Marks
    ---------------------------------
    David P. Marks
    President

DATE: 3/26/07
      ------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


BY: /s/ David P. Marks
    ---------------------------------
    David P. Marks
    President, MEMBERS Mutual Funds

DATE: 3/26/07
      ------------


BY: /s/ Mary E. Hoffmann
    ---------------------------------
    Mary E. Hoffmann
    Treasurer, MEMBERS Mutual Funds

DATE: 03/19/07